UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22680

Ultimus Managers Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Karen Jacoppo-Wood

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)
Lyrical U.S. Value Equity Fund

Institutional Class (LYRIX)

Semi-Annual Shareholder Report - May 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Lyrical U.S. Value Equity Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at www.lyricalvaluefunds.com. You can also request this information by contacting us at (888) 884-8099.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$49	0.99%

How did the Fund perform during the reporting period?

     The Fund performed well during the reporting period, especially given the market environment. Our returns exceeded those of the S&P 500® Index, which was no easy task given how much of the index's returns were driven by mega cap growth stocks. In fact, mega cap growth stocks had such a large impact on the S&P 500® Index return; it outperformed the S&P 500®  Equal Weight index by 3.6 percentage points.

     For the reporting period, the three positions that most positively impacted performance were: NRG Energy, Inc. (NRG) up 55%, Johnson Controls International plc (JCI) up 22%, and Uber Technologies, Inc. (UBER) up 17%. On the other side, the three positions that most negatively impacted performance were: Global Payments, Inc. (GPN) down 36%, United Rentals, Inc. (URI) down 18%, and Corpay, Inc. (CNC) down 15%.

     The portfolio remains attractively valued with a price-to-earnings (P/E) ratio of 12.4 times next twelve months consensus earnings at period end. On this same basis the S&P 500® Index had a valuation of 21.5 times earnings, a premium of 73% to the Fund.

     What is uncommon about our portfolio is not only its low valuation but also its attractive growth. Throughout our history our portfolios have had a discounted P/E to the S&P 500® Index with comparable growth. Currently, our growth profile is much better than that, with not just comparable growth, but superior growth. In fact, this continues to be one of the best growth profiles in our firm’s history.

How has the Fund performed over the last 10 years?

Total Return Based on $100,000 Investment

Lyrical U.S. Value Equity Fund - Institutional Class - $222,586
S&P 500® Index - $335,352
$400,000
$300,000
$200,000
$100,000
$0
May-2015
May-2016
May-2017
May-2018
May-2019
May-2020
May-2021
May-2022
May-2023
May-2024
May-2025

	Lyrical U.S. Value Equity Fund - Institutional Class	S&P 500® Index
May-2015	$100,000	$100,000
May-2016	$91,763	$101,716
May-2017	$111,329	$119,484
May-2018	$118,234	$136,671
May-2019	$101,331	$141,841
May-2020	$94,978	$160,050
May-2021	$167,650	$224,579
May-2022	$159,827	$223,907
May-2023	$144,770	$230,448
May-2024	$197,845	$295,404
May-2025	$222,586	$335,352

Average Annual Total Returns

	1 Year	5 Years	10 Years
Lyrical U.S. Value Equity Fund - Institutional Class	12.51%	18.57%	8.33%
S&P 500® Index	13.52%	15.94%	12.86%

Past performance is not necessarily indicative of future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$1,050,349,358
  Number of Portfolio Holdings34
  Advisory Fee (net of waivers & recoupments)$4,518,656
  Portfolio Turnover10%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.3%
Money Market Funds	1.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
27.2%
Financials
15.5%
Industrials
12.9%
Health Care
11.2%
Consumer Discretionary
9.7%
Communications
9.1%
Utilities
7.1%
Energy
3.7%
Materials
1.7%
Money Market Funds
1.7%
Other Assets in Excess of Liabilities
0.2%

Value	Value
Other Assets in Excess of Liabilities	0.2%
Money Market Funds	1.7%
Materials	1.7%
Energy	3.7%
Utilities	7.1%
Communications	9.1%
Consumer Discretionary	9.7%
Health Care	11.2%
Industrials	12.9%
Financials	15.5%
Technology	27.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
NRG Energy, Inc.	7.1%
United Rentals, Inc.	5.7%
Johnson Controls International plc	5.5%
Uber Technologies, Inc.	4.9%
Fidelity National Information Services, Inc.	4.8%
eBay, Inc.	4.6%
Corpay, Inc.	4.4%
Ameriprise Financial, Inc.	4.3%
AerCap Holdings N.V.	4.3%
Expedia Group, Inc.	4.2%

Material Fund Changes

No material changes occurred during the period ended May 31, 2025.

Lyrical U.S. Value Equity Fund - Institutional Class (LYRIX)

Semi-Annual Shareholder Report - May 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.lyricalvaluefunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 053125-LYRIX

Lyrical U.S. Value Equity Fund

Investor Class (LYRBX)

Semi-Annual Shareholder Report - May 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Lyrical U.S. Value Equity Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at www.lyricalvaluefunds.com. You can also request this information by contacting us at (888) 884-8099.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$61	1.24%

How did the Fund perform during the reporting period?

     The Fund performed well during the reporting period, especially given the market environment. Our returns exceeded those of the S&P 500® Index, which was no easy task given how much of the index's returns were driven by mega cap growth stocks. In fact, mega cap growth stocks had such a large impact on the S&P 500® Index return; it outperformed the S&P 500®  Equal Weight index by 3.6 percentage points.

     For the reporting period, the three positions that most positively impacted performance were: NRG Energy, Inc. (NRG) up 55%, Johnson Controls International plc (JCI) up 22%, and Uber Technologies, Inc. (UBER) up 17%. On the other side, the three positions that most negatively impacted performance were: Global Payments, Inc. (GPN) down 36%, United Rentals, Inc. (URI) down 18%, and Corpay, Inc. (CNC) down 15%.

     The portfolio remains attractively valued with a price-to-earnings (P/E) ratio of 12.4 times next twelve months consensus earnings at period end. On this same basis the S&P 500® Index had a valuation of 21.5 times earnings, a premium of 73% to the Fund.

     What is uncommon about our portfolio is not only its low valuation but also its attractive growth. Throughout our history our portfolios have had a discounted P/E to the S&P 500® Index with comparable growth. Currently, our growth profile is much better than that, with not just comparable growth, but superior growth. In fact, this continues to be one of the best growth profiles in our firm’s history.

How has the Fund performed over the last 10 years?

Total Return Based on $10,000 Investment

Lyrical U.S. Value Equity Fund - Investor Class - $21,633
S&P 500® Index - $33,535
$40,000
$30,000
$20,000
$10,000
$0
May-2015
May-2016
May-2017
May-2018
May-2019
May-2020
May-2021
May-2022
May-2023
May-2024
May-2025

	Lyrical U.S. Value Equity Fund - Investor Class	S&P 500® Index
May-2015	$10,000	$10,000
May-2016	$9,146	$10,172
May-2017	$11,058	$11,948
May-2018	$11,704	$13,667
May-2019	$9,992	$14,184
May-2020	$9,348	$16,005
May-2021	$16,455	$22,458
May-2022	$15,640	$22,391
May-2023	$14,132	$23,045
May-2024	$19,273	$29,540
May-2025	$21,633	$33,535

Average Annual Total Returns

	1 Year	5 Years	10 Years
Lyrical U.S. Value Equity Fund - Investor Class	12.25%	18.27%	8.02%
S&P 500® Index	13.52%	15.94%	12.86%

Past performance is not necessarily indicative of future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$1,050,349,358
  Number of Portfolio Holdings34
  Advisory Fee (net of waivers & recoupments)$4,518,656
  Portfolio Turnover10%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.3%
Money Market Funds	1.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Money Market Funds	1.7%
Materials	1.7%
Energy	3.7%
Utilities	7.1%
Communications	9.1%
Consumer Discretionary	9.7%
Health Care	11.2%
Industrials	12.9%
Financials	15.5%
Technology	27.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
NRG Energy, Inc.	7.1%
United Rentals, Inc.	5.7%
Johnson Controls International plc	5.5%
Uber Technologies, Inc.	4.9%
Fidelity National Information Services, Inc.	4.8%
eBay, Inc.	4.6%
Corpay, Inc.	4.4%
Ameriprise Financial, Inc.	4.3%
AerCap Holdings N.V.	4.3%
Expedia Group, Inc.	4.2%

Material Fund Changes

No material changes occurred during the period ended May 31, 2025.

Lyrical U.S. Value Equity Fund - Investor Class (LYRBX)

Semi-Annual Shareholder Report - May 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.lyricalvaluefunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 053125-LYRBX

Lyrical U.S. Value Equity Fund

A Class (LYRAX)

Semi-Annual Shareholder Report - May 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Lyrical U.S. Value Equity Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at www.lyricalvaluefunds.com. You can also request this information by contacting us at (888) 884-8099.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$61	1.24%

How did the Fund perform during the reporting period?

     The Fund performed well during the reporting period, especially given the market environment. Our returns exceeded those of the S&P 500® Index, which was no easy task given how much of the index's returns were driven by mega cap growth stocks. In fact, mega cap growth stocks had such a large impact on the S&P 500® Index return; it outperformed the S&P 500®  Equal Weight index by 3.6 percentage points.

     For the reporting period, the three positions that most positively impacted performance were: NRG Energy, Inc. (NRG) up 55%, Johnson Controls International plc (JCI) up 22%, and Uber Technologies, Inc. (UBER) up 17%. On the other side, the three positions that most negatively impacted performance were: Global Payments, Inc. (GPN) down 36%, United Rentals, Inc. (URI) down 18%, and Corpay, Inc. (CNC) down 15%.

     The portfolio remains attractively valued with a price-to-earnings (P/E) ratio of 12.4 times next twelve months consensus earnings at period end. On this same basis the S&P 500® Index had a valuation of 21.5 times earnings, a premium of 73% to the Fund.

     What is uncommon about our portfolio is not only its low valuation but also its attractive growth. Throughout our history our portfolios have had a discounted P/E to the S&P 500® Index with comparable growth. Currently, our growth profile is much better than that, with not just comparable growth, but superior growth. In fact, this continues to be one of the best growth profiles in our firm’s history.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment*

Lyrical U.S. Value Equity Fund - A Class - $15,072
S&P 500® Index - $16,126
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
Jul-2022
May-2023
May-2024
May-2025

	Lyrical U.S. Value Equity Fund - A Class	S&P 500® Index
Jul-2022	$9,426	$10,000
May-2023	$9,851	$11,081
May-2024	$13,428	$14,205
May-2025	$15,072	$16,126

Average Annual Total Returns

	1 Year	Since Inception (July 5, 2022)
Lyrical U.S. Value Equity Fund - A Class
Without Load	12.24%	17.54%
With Load*	5.78%	15.17%
S&P 500® Index	13.52%	17.88%

Past performance is not necessarily indicative of future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

* Reflects the maximum sales charge applicable to A Class.

Fund Statistics

  Net Assets$1,050,349,358
  Number of Portfolio Holdings34
  Advisory Fee (net of waivers & recoupments)$4,518,656
  Portfolio Turnover10%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.3%
Money Market Funds	1.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Money Market Funds	1.7%
Materials	1.7%
Energy	3.7%
Utilities	7.1%
Communications	9.1%
Consumer Discretionary	9.7%
Health Care	11.2%
Industrials	12.9%
Financials	15.5%
Technology	27.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
NRG Energy, Inc.	7.1%
United Rentals, Inc.	5.7%
Johnson Controls International plc	5.5%
Uber Technologies, Inc.	4.9%
Fidelity National Information Services, Inc.	4.8%
eBay, Inc.	4.6%
Corpay, Inc.	4.4%
Ameriprise Financial, Inc.	4.3%
AerCap Holdings N.V.	4.3%
Expedia Group, Inc.	4.2%

Material Fund Changes

No material changes occurred during the period ended May 31, 2025.

Lyrical U.S. Value Equity Fund - A Class (LYRAX)

Semi-Annual Shareholder Report - May 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.lyricalvaluefunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 053125-LYRAX

Lyrical U.S. Value Equity Fund

C Class (LYRCX)

Semi-Annual Shareholder Report - May 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Lyrical U.S. Value Equity Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at www.lyricalvaluefunds.com. You can also request this information by contacting us at (888) 884-8099.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$98	1.99%

How did the Fund perform during the reporting period?

     The Fund performed well during the reporting period, especially given the market environment. Our returns exceeded those of the S&P 500® Index, which was no easy task given how much of the index's returns were driven by mega cap growth stocks. In fact, mega cap growth stocks had such a large impact on the S&P 500® Index return; it outperformed the S&P 500®  Equal Weight index by 3.6 percentage points.

     For the reporting period, the three positions that most positively impacted performance were: NRG Energy, Inc. (NRG) up 55%, Johnson Controls International plc (JCI) up 22%, and Uber Technologies, Inc. (UBER) up 17%. On the other side, the three positions that most negatively impacted performance were: Global Payments, Inc. (GPN) down 36%, United Rentals, Inc. (URI) down 18%, and Corpay, Inc. (CNC) down 15%.

     The portfolio remains attractively valued with a price-to-earnings (P/E) ratio of 12.4 times next twelve months consensus earnings at period end. On this same basis the S&P 500® Index had a valuation of 21.5 times earnings, a premium of 73% to the Fund.

     What is uncommon about our portfolio is not only its low valuation but also its attractive growth. Throughout our history our portfolios have had a discounted P/E to the S&P 500® Index with comparable growth. Currently, our growth profile is much better than that, with not just comparable growth, but superior growth. In fact, this continues to be one of the best growth profiles in our firm’s history.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Lyrical U.S. Value Equity Fund - C Class - $15,651
S&P 500® Index - $16,126
$18,000
$16,000
$14,000
$12,000
$10,000
Jul-2022
May-2023
May-2024
May-2025

	Lyrical U.S. Value Equity Fund - C Class	S&P 500® Index
Jul-2022	$10,000	$10,000
May-2023	$10,378	$11,081
May-2024	$14,047	$14,205
May-2025	$15,651	$16,126

Average Annual Total Returns

	1 Year	Since Inception (July 5, 2022)
Lyrical U.S. Value Equity Fund - C Class
Without CDSC	11.42%	16.68%
With CDSC	10.42%	16.68%
S&P 500® Index	13.52%	17.88%

Past performance is not necessarily indicative of future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$1,050,349,358
  Number of Portfolio Holdings34
  Advisory Fee (net of waivers & recoupments)$4,518,656
  Portfolio Turnover10%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.3%
Money Market Funds	1.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Money Market Funds	1.7%
Materials	1.7%
Energy	3.7%
Utilities	7.1%
Communications	9.1%
Consumer Discretionary	9.7%
Health Care	11.2%
Industrials	12.9%
Financials	15.5%
Technology	27.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
NRG Energy, Inc.	7.1%
United Rentals, Inc.	5.7%
Johnson Controls International plc	5.5%
Uber Technologies, Inc.	4.9%
Fidelity National Information Services, Inc.	4.8%
eBay, Inc.	4.6%
Corpay, Inc.	4.4%
Ameriprise Financial, Inc.	4.3%
AerCap Holdings N.V.	4.3%
Expedia Group, Inc.	4.2%

Material Fund Changes

No material changes occurred during the period ended May 31, 2025.

Lyrical U.S. Value Equity Fund - C Class (LYRCX)

Semi-Annual Shareholder Report - May 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.lyricalvaluefunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 053125-LYRCX

Lyrical International Value Equity Fund

Institutional Class (LYRWX)

Semi-Annual Shareholder Report - May 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Lyrical International Value Equity Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at www.lyricalvaluefunds.com. You can also request this information by contacting us at (888) 884-8099.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$58	1.08%

How did the Fund perform during the reporting period?

     The Fund was up 16.4% during the reporting period, driven by a combination of multiple expansion and earnings growth. The MSCI EAFE Index was up 14.2% during the period and the MSCI EAFE Equal-Weighted Index was up 14.1%.

     For the reporting period, the three positions that most positively impacted performance were: Euronext N.V. (ENX-FR) up 49%, Nintendo Company Ltd.(NTDOY-US) up 40%, and SPIE S.A. (SPIE-FR) up 64%. On the other side, the three positions that most negatively impacted performance were: Ashtead Group plc (AHT-LON) down 27%, Evolution AB (EVO-SE) down 18%, and Suncor Energy, Inc. (SU-CA) down 8%.

     Even after strong returns in the period, the portfolio remains attractively valued. The price-to-earnings (P/E) ratio ended the period at 11.7x times the next twelve months consensus earnings. The MSCI EAFE Index had a valuation of 14.8x times earnings on this same basis, a premium of 26% to the Fund.

     In addition to an attractive valuation, our Fund also has had superior earnings growth. Since 2012, the companies in our portfolio have grown their EPS at a 7.3% annualized rate, compared to the MSCI EAFE Index at 5.9%.

How has the Fund performed since inception?

Total Return Based on $100,000 Investment

Lyrical International Value Equity Fund - Institutional Class - $156,479
MSCI EAFE Index - $163,484
$180,000
$160,000
$140,000
$120,000
$100,000
$80,000
Mar-2020
May-2020
May-2021
May-2022
May-2023
May-2024
May-2025

	Lyrical International Value Equity Fund - Institutional Class	MSCI EAFE Index
Mar-2020	$100,000	$100,000
May-2020	$86,900	$95,200
May-2021	$136,568	$131,770
May-2022	$118,957	$118,093
May-2023	$120,448	$121,708
May-2024	$140,066	$144,256
May-2025	$156,479	$163,484

Average Annual Total Returns

	1 Year	5 Years	Since Inception (March 2, 2020)
Lyrical International Value Equity Fund - Institutional Class	11.72%	12.48%	8.91%
MSCI EAFE Index	13.33%	11.42%	9.82%

Past performance is not necessarily indicative of future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Sector Weighting (% of net assets)

Industrials
26.0%
Technology
20.7%
Financials
12.4%
Energy
9.3%
Materials
8.4%
Consumer Discretionary
8.0%
Health Care
4.0%
Communications
3.8%
Consumer Staples
3.2%
Money Market Funds
1.4%
Other Assets in Excess of Liabilities
2.8%

Value	Value
Other Assets in Excess of Liabilities	2.8%
Money Market Funds	1.4%
Consumer Staples	3.2%
Communications	3.8%
Health Care	4.0%
Consumer Discretionary	8.0%
Materials	8.4%
Energy	9.3%
Financials	12.4%
Technology	20.7%
Industrials	26.0%

Fund Statistics

  Net Assets$2,437,900
  Number of Portfolio Holdings31
  Advisory Fee (net of waivers)$0
  Portfolio Turnover10%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.6%
Money Market Funds	1.4%

Country Weighting (% of net assets)

France 19.5%
Japan 16.0%
Canada 9.6%
Netherlands 8.7%
Switzerland 8.3%
Germany 7.7%
United Kingdom 7.4%
Belgium 3.5%
Hong Kong 3.2%
Jersey 3.2%
Finland 3.1%
South Korea 2.9%
Sweden 2.7%
United States 1.4%

Value	Value
United States	1.4%
Sweden	2.7%
South Korea	2.9%
Finland	3.1%
Jersey	3.2%
Hong Kong	3.2%
Belgium	3.5%
United Kingdom	7.4%
Germany	7.7%
Switzerland	8.3%
Netherlands	8.7%
Canada	9.6%
Japan	16.0%
France	19.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Johnson Controls International plc	4.7%
AerCap Holdings N.V.	4.6%
Sony Group Corporation	4.6%
Nintendo Company Ltd. - ADR	4.4%
Renesas Electronics Corporation	4.2%
Euronext N.V.	4.1%
SPIE S.A.	4.0%
Fresenius SE & Company KGaA	4.0%
Rexel S.A.	3.9%
Bollore SE	3.8%

Material Fund Changes

No material changes occurred during the period ended May 31, 2025.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.lyricalvaluefunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Lyrical International Value Equity Fund - Institutional Class (LYRWX)

Semi-Annual Shareholder Report - May 31, 2025

TSR-SAR 053125-LYRWX

Lyrical International Value Equity Fund

Investor Class (LYRNX)

Semi-Annual Shareholder Report - May 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Lyrical International Value Equity Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at www.lyricalvaluefunds.com. You can also request this information by contacting us at (888) 884-8099.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$77	1.42%

How did the Fund perform during the reporting period?

     The Fund was up 16.4% during the reporting period, driven by a combination of multiple expansion and earnings growth. The MSCI EAFE Index was up 14.2% during the period and the MSCI EAFE Equal-Weighted Index was up 14.1%.

     For the reporting period, the three positions that most positively impacted performance were: Euronext N.V. (ENX-FR) up 49%, Nintendo Company Ltd.(NTDOY-US) up 40%, and SPIE S.A. (SPIE-FR) up 64%. On the other side, the three positions that most negatively impacted performance were: Ashtead Group plc (AHT-LON) down 27%, Evolution AB (EVO-SE) down 18%, and Suncor Energy, Inc. (SU-CA) down 8%.

     Even after strong returns in the period, the portfolio remains attractively valued. The price-to-earnings (P/E) ratio ended the period at 11.7x times the next twelve months consensus earnings. The MSCI EAFE Index had a valuation of 14.8x times earnings on this same basis, a premium of 26% to the Fund.

     In addition to an attractive valuation, our Fund also has had superior earnings growth. Since 2012, the companies in our portfolio have grown their EPS at a 7.3% annualized rate, compared to the MSCI EAFE Index at 5.9%.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Lyrical International Value Equity Fund - Investor Class - $15,465
MSCI EAFE Index - $16,348
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
Mar-2020
May-2020
May-2021
May-2022
May-2023
May-2024
May-2025

	Lyrical International Value Equity Fund - Investor Class	MSCI EAFE Index
Mar-2020	$10,000	$10,000
May-2020	$8,680	$9,520
May-2021	$13,615	$13,177
May-2022	$11,836	$11,809
May-2023	$11,955	$12,171
May-2024	$13,863	$14,426
May-2025	$15,465	$16,348

Average Annual Total Returns

	1 Year	5 Years	Since Inception (March 2, 2020)
Lyrical International Value Equity Fund - Investor Class	11.56%	12.24%	8.66%
MSCI EAFE Index	13.33%	11.42%	9.82%

Past performance is not necessarily indicative of future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	2.8%
Money Market Funds	1.4%
Consumer Staples	3.2%
Communications	3.8%
Health Care	4.0%
Consumer Discretionary	8.0%
Materials	8.4%
Energy	9.3%
Financials	12.4%
Technology	20.7%
Industrials	26.0%

Fund Statistics

  Net Assets$2,437,900
  Number of Portfolio Holdings31
  Advisory Fee (net of waivers)$0
  Portfolio Turnover10%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.6%
Money Market Funds	1.4%

Country Weighting (% of net assets)

Value	Value
United States	1.4%
Sweden	2.7%
South Korea	2.9%
Finland	3.1%
Jersey	3.2%
Hong Kong	3.2%
Belgium	3.5%
United Kingdom	7.4%
Germany	7.7%
Switzerland	8.3%
Netherlands	8.7%
Canada	9.6%
Japan	16.0%
France	19.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Johnson Controls International plc	4.7%
AerCap Holdings N.V.	4.6%
Sony Group Corporation	4.6%
Nintendo Company Ltd. - ADR	4.4%
Renesas Electronics Corporation	4.2%
Euronext N.V.	4.1%
SPIE S.A.	4.0%
Fresenius SE & Company KGaA	4.0%
Rexel S.A.	3.9%
Bollore SE	3.8%

Material Fund Changes

No material changes occurred during the period ended May 31, 2025.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.lyricalvaluefunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Lyrical International Value Equity Fund - Investor Class (LYRNX)

Semi-Annual Shareholder Report - May 31, 2025

TSR-SAR 053125-LYRNX

Lyrical International Value Equity Fund

A Class (LYRVX)

Semi-Annual Shareholder Report - May 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Lyrical International Value Equity Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at www.lyricalvaluefunds.com. You can also request this information by contacting us at (888) 884-8099. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$77	1.42%

How did the Fund perform during the reporting period?

     The Fund was up 16.4% during the reporting period, driven by a combination of multiple expansion and earnings growth. The MSCI EAFE Index was up 14.2% during the period and the MSCI EAFE Equal-Weighted Index was up 14.1%.

     For the reporting period, the three positions that most positively impacted performance were: Euronext N.V. (ENX-FR) up 49%, Nintendo Company Ltd.(NTDOY-US) up 40%, and SPIE S.A. (SPIE-FR) up 64%. On the other side, the three positions that most negatively impacted performance were: Ashtead Group plc (AHT-LON) down 27%, Evolution AB (EVO-SE) down 18%, and Suncor Energy, Inc. (SU-CA) down 8%.

     Even after strong returns in the period, the portfolio remains attractively valued. The price-to-earnings (P/E) ratio ended the period at 11.7x times the next twelve months consensus earnings. The MSCI EAFE Index had a valuation of 14.8x times earnings on this same basis, a premium of 26% to the Fund.

     In addition to an attractive valuation, our Fund also has had superior earnings growth. Since 2012, the companies in our portfolio have grown their EPS at a 7.3% annualized rate, compared to the MSCI EAFE Index at 5.9%.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment*

Lyrical International Value Equity Fund - A Class - $14,065
MSCI EAFE Index - $15,601
$16,000
$14,000
$12,000
$10,000
$8,000
Jul-2022
May-2023
May-2024
May-2025

	Lyrical International Value Equity Fund - A Class	MSCI EAFE Index
Jul-2022	$9,424	$10,000
May-2023	$10,870	$11,614
May-2024	$12,613	$13,766
May-2025	$14,065	$15,601

Average Annual Total Returns

	1 Year	Since Inception (July 5, 2022)
Lyrical International Value Equity Fund - A Class
Without Load	11.52%	14.78%
With Load*	5.09%	12.46%
MSCI EAFE Index	13.33%	16.55%

Past performance is not necessarily indicative of future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

* Reflects the maximum sales charge applicable to A Class.

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	2.8%
Money Market Funds	1.4%
Consumer Staples	3.2%
Communications	3.8%
Health Care	4.0%
Consumer Discretionary	8.0%
Materials	8.4%
Energy	9.3%
Financials	12.4%
Technology	20.7%
Industrials	26.0%

Fund Statistics

  Net Assets$2,437,900
  Number of Portfolio Holdings31
  Advisory Fee (net of waivers)$0
  Portfolio Turnover10%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.6%
Money Market Funds	1.4%

Country Weighting (% of net assets)

Value	Value
United States	1.4%
Sweden	2.7%
South Korea	2.9%
Finland	3.1%
Jersey	3.2%
Hong Kong	3.2%
Belgium	3.5%
United Kingdom	7.4%
Germany	7.7%
Switzerland	8.3%
Netherlands	8.7%
Canada	9.6%
Japan	16.0%
France	19.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Johnson Controls International plc	4.7%
AerCap Holdings N.V.	4.6%
Sony Group Corporation	4.6%
Nintendo Company Ltd. - ADR	4.4%
Renesas Electronics Corporation	4.2%
Euronext N.V.	4.1%
SPIE S.A.	4.0%
Fresenius SE & Company KGaA	4.0%
Rexel S.A.	3.9%
Bollore SE	3.8%

Material Fund Changes

Effective June 5, 2025, the Lyrical International Value Equity Fund terminated the public offering of its A Class and C Class shares and discontinued the operations of the A Class and C Class shares of the Fund effective June 30, 2025. The A Class and C Class shares of the Fund are no longer available for purchase and, at the close of business on June 30, 2025, all outstanding A Class and C Class shares of the Fund were redeemed at the net asset value per share of A Class and C Class shares, respectively.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.lyricalvaluefunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Lyrical International Value Equity Fund - A Class (LYRVX)

Semi-Annual Shareholder Report - May 31, 2025

TSR-SAR 053125-LYRVX

Lyrical International Value Equity Fund

C Class (LYRZX)

Semi-Annual Shareholder Report - May 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Lyrical International Value Equity Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at www.lyricalvaluefunds.com. You can also request this information by contacting us at (888) 884-8099. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$117	2.17%

How did the Fund perform during the reporting period?

     The Fund was up 16.4% during the reporting period, driven by a combination of multiple expansion and earnings growth. The MSCI EAFE Index was up 14.2% during the period and the MSCI EAFE Equal-Weighted Index was up 14.1%.

     For the reporting period, the three positions that most positively impacted performance were: Euronext N.V. (ENX-FR) up 49%, Nintendo Company Ltd.(NTDOY-US) up 40%, and SPIE S.A. (SPIE-FR) up 64%. On the other side, the three positions that most negatively impacted performance were: Ashtead Group plc (AHT-LON) down 27%, Evolution AB (EVO-SE) down 18%, and Suncor Energy, Inc. (SU-CA) down 8%.

     Even after strong returns in the period, the portfolio remains attractively valued. The price-to-earnings (P/E) ratio ended the period at 11.7x times the next twelve months consensus earnings. The MSCI EAFE Index had a valuation of 14.8x times earnings on this same basis, a premium of 26% to the Fund.

     In addition to an attractive valuation, our Fund also has had superior earnings growth. Since 2012, the companies in our portfolio have grown their EPS at a 7.3% annualized rate, compared to the MSCI EAFE Index at 5.9%.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Lyrical International Value Equity Fund - C Class - $14,602
MSCI EAFE Index - $15,601
$16,000
$14,000
$12,000
$10,000
Jul-2022
May-2023
May-2024
May-2025

	Lyrical International Value Equity Fund - C Class	MSCI EAFE Index
Jul-2022	$10,000	$10,000
May-2023	$11,454	$11,614
May-2024	$13,194	$13,766
May-2025	$14,602	$15,601

Average Annual Total Returns

	1 Year	Since Inception (July 5, 2022)
Lyrical International Value Equity Fund - C Class
Without CDSC	10.68%	13.92%
With CDSC	9.68%	13.92%
MSCI EAFE Index	13.33%	16.55%

Past performance is not necessarily indicative of future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	2.8%
Money Market Funds	1.4%
Consumer Staples	3.2%
Communications	3.8%
Health Care	4.0%
Consumer Discretionary	8.0%
Materials	8.4%
Energy	9.3%
Financials	12.4%
Technology	20.7%
Industrials	26.0%

Fund Statistics

  Net Assets$2,437,900
  Number of Portfolio Holdings31
  Advisory Fee (net of waivers)$0
  Portfolio Turnover10%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.6%
Money Market Funds	1.4%

Country Weighting (% of net assets)

Value	Value
United States	1.4%
Sweden	2.7%
South Korea	2.9%
Finland	3.1%
Jersey	3.2%
Hong Kong	3.2%
Belgium	3.5%
United Kingdom	7.4%
Germany	7.7%
Switzerland	8.3%
Netherlands	8.7%
Canada	9.6%
Japan	16.0%
France	19.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Johnson Controls International plc	4.7%
AerCap Holdings N.V.	4.6%
Sony Group Corporation	4.6%
Nintendo Company Ltd. - ADR	4.4%
Renesas Electronics Corporation	4.2%
Euronext N.V.	4.1%
SPIE S.A.	4.0%
Fresenius SE & Company KGaA	4.0%
Rexel S.A.	3.9%
Bollore SE	3.8%

Material Fund Changes

Effective June 5, 2025, the Lyrical International Value Equity Fund terminated the public offering of its A Class and C Class shares and discontinued the operations of the A Class and C Class shares of the Fund effective June 30, 2025. The A Class and C Class shares of the Fund are no longer available for purchase and, at the close of business on June 30, 2025, all outstanding A Class and C Class shares of the Fund were redeemed at the net asset value per share of A Class and C Class shares, respectively.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.lyricalvaluefunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Lyrical International Value Equity Fund - C Class (LYRZX)

Semi-Annual Shareholder Report - May 31, 2025

TSR-SAR 053125-LYRZX

Q3 All-Season Systematic Opportunities Fund

Institutional Class (QASOX)

Semi-Annual Shareholder Report - May 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Q3 All-Season Systematic Opportunities Fund (the "Fund") for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.q3allseasonfunds.com/funds/. You can also request this information by contacting us at (855) 784-2399.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$67	1.29%

How did the Fund perform during the reporting period?

The Q3 All-Season Systematic Opportunities Fund continues to perform as designed – generating positive returns over any market environment. For the most recent six-month period, the Fund was able to harness volatility in the equity markets by entering into short-term trades as equities dipped. The Fund attempts to take advantage of this “mean-reversion” in the markets, as such dips are often followed by significant, short-term, upward bounces.

Over the last six months, the Fund was invested in equities (S&P 500® and NASDAQ 100 Index positions) approximately 40% of the time, and registered gains with considerably less risk than the equity markets as a whole. Equity positions consisted of holdings in the S&P 500® and NASDAQ 100 Index futures. During sustained, bullish moves in equities, the Fund will tend to have fewer trades as it looks for buying opportunities on short-term moves to the downside.

Given that there were fewer meaningful pullbacks in equities over the period, the Fund maintained larger than normal defensive positions (money market funds) while it waited for opportunities to enter the equity markets. Currently, these defensive positions are generating an annual yield of just under 4.0%. As such, the Fund has the ability to earn healthy yields when it is waiting for potential equity trades.

How has the Fund performed since inception?

Total Return Based on $100,000 Investment

$136,000
$126,000
$116,000
$106,000
$96,000
$86,000
Dec-2019
May-2020
May-2021
May-2022
May-2023
May-2024
May-2025
Q3 All-Season Systematic Opportunities Fund - Institutional Class - $123,942
Bloomberg U.S. Aggregate Bond Index - $100,709
Dow Jones Moderate Portfolio Index - $133,172

	Q3 All-Season Systematic Opportunities Fund - Institutional Class	Bloomberg U.S. Aggregate Bond Index	Dow Jones Moderate Portfolio Index
Dec-2019	$100,000	$100,000	$100,000
May-2020	$86,300	$105,385	$94,569
May-2021	$111,200	$104,959	$119,739
May-2022	$100,327	$96,329	$109,822
May-2023	$101,814	$94,265	$107,927
May-2024	$113,292	$95,495	$121,258
May-2025	$123,942	$100,709	$133,172

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 30, 2019)
Q3 All-Season Systematic Opportunities Fund - Institutional Class	9.40%	7.51%	4.04%
Bloomberg U.S. Aggregate Bond Index	5.46%	-0.90%	0.13%
Dow Jones Moderate Portfolio Index	9.83%	7.09%	5.43%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$186,116,837
  Number of Portfolio Holdings2
  Advisory Fee (net of recoupments)$879,221
  Portfolio Turnover2,676%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	21.5%
Money Market	78.5%

Material Fund Changes

No material changes occurred during the period ended May 31, 2025.

Q3 All-Season Systematic Opportunities Fund - Institutional Class (QASOX)

Semi-Annual Shareholder Report - May 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.q3allseasonfunds.com/funds/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 053125-QASOX

Q3 All-Season Systematic Opportunities Fund

C Class (QCSOX)

Semi-Annual Shareholder Report - May 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Q3 All-Season Systematic Opportunities Fund (the "Fund") for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.q3allseasonfunds.com/funds/. You can also request this information by contacting us at (855) 784-2399.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$142	2.74%

How did the Fund perform during the reporting period?

The Q3 All-Season Systematic Opportunities Fund continues to perform as designed – generating positive returns over any market environment. For the most recent six-month period, the Fund was able to harness volatility in the equity markets by entering into short-term trades as equities dipped. The Fund attempts to take advantage of this “mean-reversion” in the markets, as such dips are often followed by significant, short-term, upward bounces.

Over the last six months, the Fund was invested in equities (S&P 500® and NASDAQ 100 Index positions) approximately 40% of the time, and registered gains with considerably less risk than the equity markets as a whole. Equity positions consisted of holdings in the S&P 500® and NASDAQ 100 Index futures. During sustained, bullish moves in equities, the Fund will tend to have fewer trades as it looks for buying opportunities on short-term moves to the downside.

Given that there were fewer meaningful pullbacks in equities over the period, the Fund maintained larger than normal defensive positions (money market funds) while it waited for opportunities to enter the equity markets. Currently, these defensive positions are generating an annual yield of just under 4.0%. As such, the Fund has the ability to earn healthy yields when it is waiting for potential equity trades.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

$11,000
$10,000
Oct-2024
May-2025
Q3 All-Season Systematic Opportunities Fund - C Class - $10,926
Bloomberg U.S. Aggregate Bond Index - $10,073
Dow Jones Moderate Portfolio Index - $10,237

	Q3 All-Season Systematic Opportunities Fund - C Class	Bloomberg U.S. Aggregate Bond Index	Dow Jones Moderate Portfolio Index
Oct-2024	$10,000	$10,000	$10,000
May-2025	$10,926	$10,073	$10,237

Average Annual Total Returns

Since Inception (October 18, 2024)
Q3 All-Season Systematic Opportunities Fund - C Class	9.26%
Bloomberg U.S. Aggregate Bond Index	0.73%
Dow Jones Moderate Portfolio Index	2.37%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$186,116,837
  Number of Portfolio Holdings2
  Advisory Fee (net of recoupments)$879,221
  Portfolio Turnover2,676%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	21.5%
Money Market	78.5%

Material Fund Changes

No material changes occurred during the period ended May 31, 2025.

Q3 All-Season Systematic Opportunities Fund - C Class (QCSOX)

Semi-Annual Shareholder Report - May 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.q3allseasonfunds.com/funds/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 053125-QCSOX

Q3 All-Season Tactical Fund

Institutional Class (QAITX)

Semi-Annual Shareholder Report - May 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Q3 All-Season Tactical Fund (the "Fund") for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.q3allseasonfunds.com/funds/. You can also request this information by contacting us at (855) 784-2399.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$83	1.73%

How did the Fund perform during the reporting period?

For the last six months, performance for the Q3 All-Season Tactical Fund was primarily due to the exposure it had to NASDAQ 100 Index funds. The Fund’s quantitative indicators strongly suggested a continuation of the uptrend in that index which had developed during the second half of 2024. Strength in the technology sector propelled the NASDAQ to new highs into February. As such, the Fund maintained significant exposure to the index for the first few months of the year.

As the technology sector began to struggle in late February, the Fund remained invested since the overall trend was deemed to still be intact. After several weeks of volatility and largely downside moves in the NASDAQ, the Fund began to lighten its exposure and shift a portion of its assets to Treasury bond positions (long and inverse) and money markets. This proved to be a prescient move as the NASDAQ continued to decline into mid-April.

Just as quickly as the market fell, though, it shot back up from its lows in April and moved strongly higher into the end of May. Due to the depth of the decline, and the accompanying volatility, the Fund’s indicators turned decidedly negative. During such an environment, the Fund tends to be cautious and seeks safety over potential upside. The subsequent 20% rise in the NASDAQ 100 Index was one of the fastest in its history. Having only a partial exposure during this time, the Fund trailed the Index from a return standpoint. While the defensive positions of the Fund were modestly profitable over the last few months, their returns trailed the NASDAQ 100 which contributed to the Fund’s underperformance.

How has the Fund performed since inception?

Total Return Based on $100,000 Investment

$134,000
$126,000
$118,000
$110,000
$102,000
$94,000
Dec-2019
May-2020
May-2021
May-2022
May-2023
May-2024
May-2025
Q3 All-Season Tactical Fund - Institutional Class - $120,183
Bloomberg U.S. Aggregate Bond Index - $100,709
Dow Jones Moderate Portfolio Index - $133,172

	Q3 All-Season Tactical Fund - Institutional Class	Bloomberg U.S. Aggregate Bond Index	Dow Jones Moderate Portfolio Index
Dec-2019	$100,000	$100,000	$100,000
May-2020	$102,700	$105,385	$94,569
May-2021	$127,377	$104,959	$119,739
May-2022	$108,264	$96,329	$109,822
May-2023	$102,700	$94,265	$107,927
May-2024	$121,942	$95,495	$121,258
May-2025	$120,183	$100,709	$133,172

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 30, 2019)
Q3 All-Season Tactical Fund - Institutional Class	-1.44%	3.19%	3.45%
Bloomberg U.S. Aggregate Bond Index	5.46%	-0.90%	0.13%
Dow Jones Moderate Portfolio Index	9.83%	7.09%	5.43%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$33,053,126
  Number of Portfolio Holdings3
  Advisory Fee (net of waivers)$229,853
  Portfolio Turnover0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	8.9%
Money Market	91.1%

Material Fund Changes

No material changes occurred during the period ended May 31, 2025.

Q3 All-Season Tactical Fund - Institutional Class (QAITX)

Semi-Annual Shareholder Report - May 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.q3allseasonfunds.com/funds/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 053125-QAITX

Q3 All-Season Tactical Fund

C Class (QACTX)

Semi-Annual Shareholder Report - May 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Q3 All-Season Tactical Fund (the "Fund") for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.q3allseasonfunds.com/funds/. You can also request this information by contacting us at (855) 784-2399.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$141	2.95%

How did the Fund perform during the reporting period?

For the last six months, performance for the Q3 All-Season Tactical Fund was primarily due to the exposure it had to NASDAQ 100 Index funds. The Fund’s quantitative indicators strongly suggested a continuation of the uptrend in that index which had developed during the second half of 2024. Strength in the technology sector propelled the NASDAQ to new highs into February. As such, the Fund maintained significant exposure to the index for the first few months of the year.

As the technology sector began to struggle in late February, the Fund remained invested since the overall trend was deemed to still be intact. After several weeks of volatility and largely downside moves in the NASDAQ, the Fund began to lighten its exposure and shift a portion of its assets to Treasury bond positions (long and inverse) and money markets. This proved to be a prescient move as the NASDAQ continued to decline into mid-April.

Just as quickly as the market fell, though, it shot back up from its lows in April and moved strongly higher into the end of May. Due to the depth of the decline, and the accompanying volatility, the Fund’s indicators turned decidedly negative. During such an environment, the Fund tends to be cautious and seeks safety over potential upside. The subsequent 20% rise in the NASDAQ 100 Index was one of the fastest in its history. Having only a partial exposure during this time, the Fund trailed the Index from a return standpoint. While the defensive positions of the Fund were modestly profitable over the last few months, their returns trailed the NASDAQ 100 which contributed to the Fund’s underperformance.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

$12,000
$11,000
$10,000
$9,000
$8,000
Mar-2021
May-2021
May-2022
May-2023
May-2024
May-2025
Q3 All-Season Tactical Fund - C Class - $9,170
Bloomberg U.S. Aggregate Bond Index - $9,731
Dow Jones Moderate Portfolio Index - $11,530

	Q3 All-Season Tactical Fund - C Class	Bloomberg U.S. Aggregate Bond Index	Dow Jones Moderate Portfolio Index
Mar-2021	$10,000	$10,000	$10,000
May-2021	$10,234	$10,142	$10,367
May-2022	$8,586	$9,308	$9,508
May-2023	$8,044	$9,108	$9,344
May-2024	$9,419	$9,227	$10,499
May-2025	$9,170	$9,731	$11,530

Average Annual Total Returns

	1 Year	Since Inception (March 18, 2021)
Q3 All-Season Tactical Fund - C Class	-2.64%	-2.04%
Bloomberg U.S. Aggregate Bond Index	5.46%	-0.65%
Dow Jones Moderate Portfolio Index	9.83%	3.45%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$33,053,126
  Number of Portfolio Holdings3
  Advisory Fee (net of waivers)$229,853
  Portfolio Turnover0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	8.9%
Money Market	91.1%

Material Fund Changes

No material changes occurred during the period ended May 31, 2025.

Q3 All-Season Tactical Fund - C Class (QACTX)

Semi-Annual Shareholder Report - May 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.q3allseasonfunds.com/funds/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 053125-QACTX

Q3 All-Season Active Rotation ETF

(QVOY) Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report - May 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Q3 All-Season Active Rotation ETF (the "Fund") for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.q3allseasonfunds.com/etf/. You can also request this information by contacting us at (888) 348-1255.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Q3 All-Season Active Rotation ETF	$55	1.13%

How did the Fund perform during the reporting period?

Over the last six months, the Q3 All-Season Active Rotation ETF has held equity positions across all market capitalizations and the growth/value spectrum. During the period, large-cap growth stocks and international equities emerged as the leaders. The Fund’s performance lagged due to underexposure to international stocks and growth-based sectors.

Such exposure generally comes from the Fund’s “active equity” sleeve. This portion of the portfolio, about 50%, will often be the driver of performance since it tends to hold positions which exhibit higher levels of volatility such as international, sector, and factor-based funds. Recently, the Fund had limited exposure to international markets, though the positions tended more towards the value end of the spectrum at a time when growth proved to be the stronger of the two. In addition, holdings in value-oriented sectors such as financials and gold miners proved to be a drag on returns as those sectors did not demonstrate sustained strength.

The Fund’s minimal exposure to the fixed income market proved to have little overall effect on performance. As the bond markets were largely directionless over the last six months, the Fund’s positions in fixed income rotated from sector to sector including short-term bonds, emerging bonds, and corporate bonds. This rotation generated small gains throughout the period.

The 15% allocation to an “alternative” sleeve of ETFs was able to contribute positively to the Fund’s performance. Positions in gold and platinum proved to be profitable as those metals hit multi-year highs during the period. Holdings in these positions, and others that tend to have low correlation to equities, help lower overall risk in the portfolio while providing upside potential.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

$16,000
$14,000
$12,000
$10,000
Dec-2022
May-2023
May-2024
May-2025
Q3 All-Season Active Rotation ETF - NAV - $11,834
MSCI World Index - $15,084
Dow Jones Moderately Aggressive Portfolio Index - $13,223

	Q3 All-Season Active Rotation ETF - NAV	MSCI World Index	Dow Jones Moderately Aggressive Portfolio Index
Dec-2022	$10,000	$10,000	$10,000
May-2023	$10,295	$10,619	$10,197
May-2024	$11,856	$13,265	$11,915
May-2025	$11,834	$15,084	$13,223

Average Annual Total Returns

	1 Year	Since Inception (December 6, 2022)
Q3 All-Season Active Rotation ETF	-0.18%	7.02%
MSCI World Index	13.72%	18.01%
Dow Jones Moderately Aggressive Portfolio Index	10.99%	11.91%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (888) 348-1255 or visit https://www.q3allseasonfunds.com/etf/ for updated performance information.

Fund Statistics

  Net Assets$43,938,723
  Number of Portfolio Holdings12
  Advisory Fee (net of waivers)$158,843
  Portfolio Turnover328%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
80.2%
Specialty
9.7%
Commodity
6.2%
Fixed Income
3.7%
Other Assets in Excess of Liabilities
0.2%

Value	Value
Other Assets in Excess of Liabilities	0.2%
Fixed Income	3.7%
Commodity	6.2%
Specialty	9.7%
Equity	80.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard FTSE Europe ETF	14.5%
Vanguard Mid-Cap Growth ETF	14.1%
iShares MSCI USA Momentum Factor ETF	13.2%
Invesco QQQ Trust, Series 1	13.1%
Vanguard FTSE Pacific ETF	12.8%
SPDR Portfolio Developed World ex-US ETF	12.5%
SPDR Gold MiniShares Trust	6.2%
Invesco CurrencyShares Euro Currency Trust	4.9%
Invesco CurrencyShares Japanese Yen Trust	4.8%
SPDR Bloomberg International Treasury Bond ETF	1.3%

Material Fund Changes

No material changes occurred during the period ended May 31, 2025.

Q3 All-Season Active Rotation ETF (QVOY)

Semi-Annual Shareholder Report - May 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.q3allseasonfunds.com/etf/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 053125-QVOY

(b)	Not applicable

Item 2. Code of Ethics.

Not required

Item 3. Audit Committee Financial Expert.

Not required

Item 4. Principal Accountant Fees and Services.

Not required

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

(a) The Registrant(s) schedule(s) of investments is included in the Financial Statements under Item 7 of this form.

(b) Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)

LYRICAL U.S. VALUE EQUITY FUND
Institutional Class (LYRIX)
Investor Class (LYRBX)
A Class (LYRAX)
C Class (LYRCX)

LYRICAL INTERNATIONAL VALUE EQUITY FUND
Institutional Class (LYRWX)
Investor Class (LYRNX)
A Class (LYRVX)
C Class (LYRZX)

Semi-Annual Financial Statements and Additional Information
May 31, 2025
(Unaudited)

LYRICAL U.S. VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS
May 31, 2025 (Unaudited)
COMMON STOCKS — 98.1%	Shares	Value
Communications — 9.1%
Internet Media & Services — 9.1%
Expedia Group, Inc.	263,433	$43,927,453
Uber Technologies, Inc. (a)	616,569	51,890,447
		95,817,900
Consumer Discretionary — 9.7%
Automotive — 1.3%
Adient plc (a)	186,400	2,905,976
Lear Corporation	122,470	11,073,737
		13,979,713
E-Commerce Discretionary — 4.6%
eBay, Inc.	650,779	47,617,500

Retail - Discretionary — 1.7%
Lithia Motors, Inc.	55,833	17,694,036

Wholesale - Discretionary — 2.1%
LKQ Corporation	546,545	22,118,676

Energy — 3.7%
Oil & Gas Producers — 3.7%
Suncor Energy, Inc.	1,084,611	38,557,921

Financials — 15.5%
Asset Management — 5.7%
Affiliated Managers Group, Inc.	85,539	15,054,864
Ameriprise Financial, Inc.	88,076	44,851,822
		59,906,686
Insurance — 4.2%
Assurant, Inc.	118,504	24,053,942
Primerica, Inc.	74,004	20,025,483
		44,079,425
Specialty Finance — 5.6%
AerCap Holdings N.V.	387,009	44,788,552
Air Lease Corporation	245,250	14,128,852
		58,917,404

LYRICAL U.S. VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 98.1% (Continued)	Shares	Value
Health Care — 11.2%
Health Care Facilities & Services — 11.2%
Centene Corporation (a)	445,777	$25,159,654
Cigna Group (The)	111,338	35,254,064
HCA Healthcare, Inc.	103,021	39,291,179
Henry Schein, Inc. (a)	256,043	17,920,450
		117,625,347
Industrials — 12.9%
Electrical Equipment — 5.5%
Johnson Controls International plc	564,506	57,223,973

Industrial Support Services — 7.4%
United Rentals, Inc.	85,016	60,223,634
WESCO International, Inc.	104,588	17,559,280
		77,782,914
Materials — 1.7%
Containers & Packaging — 1.7%
Amcor plc	2,006,829	18,282,212

Technology — 27.2%
Software — 3.9%
Concentrix Corporation	118,958	6,657,484
Gen Digital, Inc.	1,195,741	34,054,704
		40,712,188
Technology Hardware — 10.7%
Arrow Electronics, Inc. (a)	143,473	16,984,334
F5, Inc. (a)	123,830	35,338,606
Flex Ltd. (a)	987,030	41,751,369
TD SYNNEX Corporation	148,239	17,987,320
		112,061,629
Technology Services — 12.6%
Corpay, Inc. (a)	142,953	46,475,450
Fidelity National Information Services, Inc.	634,586	50,519,391
Global Payments, Inc.	323,445	24,455,676
WEX, Inc. (a)	87,378	11,615,158
		133,065,675
Utilities — 7.1%
Electric Utilities — 7.1%
NRG Energy, Inc.	481,717	75,099,680

Total Common Stocks (Cost $679,127,768)		$1,030,542,879

LYRICAL U.S. VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
MONEY MARKET FUNDS — 1.7%	Shares	Value
Invesco Treasury Portfolio - Institutional Class, 4.23% (b) (Cost $17,803,819)	17,803,819	$17,803,819

Investments at Value — 99.8% (Cost $696,931,587)		$1,048,346,698

Other Assets in Excess of Liabilities — 0.2%		2,002,660

Net Assets — 100.0%		$1,050,349,358

N.V. - Naamloze Vennootschap

plc - Public Limited Company

(a)	Non-income producing security.

(b)	The rate shown is the 7-day effective yield as of May 31, 2025.

See accompanying notes to financial statements.

LYRICAL INTERNATIONAL VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS
May 31, 2025 (Unaudited)
COMMON STOCKS — 95.8%	Shares	Value
Belgium — 3.5%
D’ieteren Group	421	$86,462

Canada — 9.6%
Linamar Corporation	710	32,464
Open Text Corporation	2,100	59,474
Parkland Corporation	1,851	52,261
Suncor Energy, Inc.	2,502	88,946
		233,145
Finland — 3.1%
Konecranes OYJ	971	75,876

France — 19.5%
Ayvens S.A.	6,694	68,029
Bollore SE	14,569	92,680
Elis S.A.	2,589	70,481
Rexel S.A.	3,352	94,165
SPIE S.A.	1,917	97,459
Teleperformance SE	527	53,271
		476,085
Germany — 7.7%
Brenntag SE	1,315	89,133
Fresenius SE & Company KGaA	1,987	97,393
		186,526
Hong Kong — 3.2%
CK Hutchison Holdings Ltd.	13,966	78,098

Japan — 16.0%
Air Water, Inc.	2,741	38,257
Kyudenko Corporation	852	31,310
Nintendo Company Ltd. - ADR	5,260	107,514
Renesas Electronics Corporation	8,416	102,229
Sony Group Corporation	4,157	111,280
		390,590
Jersey — 3.2%
Amcor plc	8,465	77,116

Netherlands — 8.7%
AerCap Holdings N.V.	971	112,374
Euronext N.V.	614	100,081
		212,455

LYRICAL INTERNATIONAL VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 95.8% (Continued)	Shares	Value
South Korea — 2.9%
Samsung Electronics Company Ltd.	70	$70,420

Sweden — 2.7%
Evolution AB	963	66,079

Switzerland — 8.3%
Johnson Controls International plc	1,121	113,636
Julius Baer Group Ltd.	1,341	88,489
		202,125
United Kingdom — 7.4%
Ashtead Group plc	1,268	74,250
Babcock International Group plc	6,008	76,039
Vistry Group plc (a)	3,482	29,541
		179,830

Total Common Stocks (Cost $1,702,287)		$2,334,807

MONEY MARKET FUNDS — 1.4%
Invesco Treasury Portfolio - Institutional Class, 4.226% (b) (Cost $34,352)	34,352	$34,352

Investments at Value — 97.2% (Cost $1,736,639)		$2,369,159

Other Assets in Excess of Liabilities — 2.8%		68,741

Net Assets — 100.0%		$2,437,900

AB - Aktiebolag

ADR - American Depositary Receipt

N.V. - Naamloze Vennootschap

OYJ - Julkinen Osakeyhtio

plc - Public Limited Company

S.A. - Societe Anonyme

SE - Societe Europaea

(a)	Non-income producing security.

(b)	The rate shown is the 7-day effective yield as of May 31, 2025.

See accompanying notes to financial statements.

LYRICAL INTERNATIONAL VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
% of
Common Stocks by Sector/Industry	Net Assets
Communications — 3.8%
Entertainment Content	3.8%
Consumer Discretionary — 8.0%
Automotive	1.3%
Home Construction	1.2%
Leisure Facilities & Services	2.7%
Retail - Discretionary	2.8%
Consumer Staples — 3.2%
Retail - Consumer Staples	3.2%
Energy — 9.3%
Oil & Gas Producers	5.8%
Oil & Gas Services & Equipment	3.5%
Financials — 12.4%
Asset Management	3.7%
Institutional Financial Services	4.1%
Specialty Finance	4.6%
Health Care — 4.0%
Health Care Facilities & Services	4.0%
Industrials — 26.0%
Commercial Support Services	2.9%
Electrical Equipment	4.7%
Engineering & Construction	5.3%
Industrial Support Services	6.9%
Machinery	3.1%
Transportation & Logistics	3.1%
Materials — 8.4%
Chemicals	5.2%
Containers & Packaging	3.2%
Technology — 20.7%
Semiconductors	4.2%
Software	2.4%
Technology Hardware	11.9%
Technology Services	2.2%
95.8%

See accompanying notes to financial statements.

LYRICAL FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
May 31, 2025 (Unaudited)
	Lyrical	Lyrical
	U.S. Value	International
	Equity Fund	Value Equity Fund
Investments in securities:
Investments in securities:
At cost	$696,931,587	$1,736,639
At value (Note 2)	$1,048,346,698	$2,369,159
Receivable for capital shares sold	2,249,825	—
Receivable from Adviser (Note 4)	—	36,851
Dividends receivable	922,923	6,681
Tax reclaims receivable	—	45,309
Other assets	63,320	13,048
Total assets	1,051,582,766	2,471,048

LIABILITIES
Payable for capital shares redeemed	322,278	—
Payable to Adviser (Note 4)	776,901	—
Payable to administrator (Note 4)	90,786	16,093
Accrued distribution fees (Note 4)	14,891	131
Accrued borrowing costs (Note 5)	—	3,500
Other accrued expenses	28,552	13,424
Total liabilities	1,233,408	33,148
CONTINGENCIES AND COMMITMENTS (NOTE 7)	—	—
NET ASSETS	$1,050,349,358	$2,437,900

NET ASSETS CONSIST OF:
Paid-in capital	$754,526,153	$1,372,379
Accumulated earnings	295,823,205	1,065,521
NET ASSETS	$1,050,349,358	$2,437,900

NET ASSET VALUE PER SHARE:
INSTITUTIONAL CLASS
Net assets applicable to Institutional Class	$1,030,328,645	$1,873,848
Institutional Class shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	37,230,850	137,737
Net asset value, offering price and redemption price per share (Note 2)	$27.67	$13.60
INVESTOR CLASS
Net assets applicable to Investor Class	$10,154,075	$549,293
Investor Class shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	369,960	40,461
Net asset value, offering price and redemption price per share (Note 2)	$27.45	$13.58

See accompanying notes to financial statements.

LYRICAL FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
May 31, 2025 (Unaudited)(Continued)
	Lyrical	Lyrical
	U.S. Value	International
	Equity Fund	Value Equity Fund
NET ASSET VALUE PER SHARE:
A Class
Net assets applicable to A Class	$6,627,099	$7,461
A Class shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	240,533	549
Net asset value and redemption price per share (Note 2)	$27.55	$13.60	(a)
Maximum sales charge	5.75%	5.75%
Maximum offering price per share (Note 2)	$29.23	$14.43
C Class
Net assets applicable to C Class	$3,239,539	$7,298
C Class shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	119,682	539
Net asset value, offering price and redemption price per share (Note 2)	$27.07	$13.55	(a)
Redemption price per share with CDSC fee (Note 2)(b)	$26.80	$13.41

(a)	Net Assets divided by Shares do not calculate to the stated Net Asset Value because Net Assets and Shares are shown rounded.

(b)	A contingent deferred sales charge (“CDSC”) of 1.00% is charged on C Class shares redeemed within one year of purchase. Redemption price per share is equal to net asset value less any redemption fee or CDSC.

See accompanying notes to financial statements.

LYRICAL FUNDS
STATEMENTS OF OPERATIONS
Six Months Ended May 31, 2025 (Unaudited)
	Lyrical	Lyrical
	U.S. Value	International
	Equity Fund	Value Equity Fund
INVESTMENT INCOME
Dividend income	$7,011,834	$288,684
Foreign withholding taxes on dividends	(146,193)	(74,092)
Tax reclaims received	—	33,240
Total investment income	6,865,641	247,832

EXPENSES
Management fees (Note 4)	4,498,504	32,784
Administration fees (Note 4)	354,947	21,832
Transfer agent fees (Note 2 and 4)	81,628	29,652
Fund accounting fees (Note 4)	66,687	31,175
Compliance fees (Note 4)	53,409	6,000
Registration and filing fees (Note 2)	43,998	10,833
Custody and bank service fees	41,616	8,313
Distribution fees (Note 2 and 4)	35,107	633
Legal fees	11,320	11,320
Trustees’ fees and expenses (Note 4)	10,371	10,370
Audit and tax services fees	9,450	9,750
Postage and supplies	13,993	2,204
Printing of shareholder reports	3,305	3,305
Insurance expense	3,450	1,466
Borrowing costs (Note 5)	—	3,500
Other expenses	26,902	15,768
Total expenses	5,254,687	198,905
Less fees reduced and/or expenses reimbursed by Adviser (Note 4)	(46,648)	(156,624)
Previous management fee reductions recouped by the Adviser (Note 4)	66,800	—
Net expenses	5,274,839	42,281

NET INVESTMENT INCOME	1,590,802	205,551

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gains (losses) from investment transactions	(43,837,436)	729,294
Net realized losses from foreign currency transactions (Note 2)	(4,692)	(23,817)
Net change in unrealized appreciation (depreciation) on investments	8,854,760	(237,170)
Net change in unrealized appreciation (depreciation) on foreign currency translation	—	3,771
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FOREIGN CURRENCIES	(34,987,368)	472,078

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(33,396,566)	$677,629

See accompanying notes to financial statements.

LYRICAL U.S. VALUE EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS
	Six Months
	Ended	Year Ended
	May 31, 2025	November 30,
	(Unaudited)	2024
FROM OPERATIONS
Net investment income	$1,590,802	$1,583,639
Net realized gains (losses) from investment transactions	(43,837,436)	27,257,146
Net realized gains (losses) from foreign currency transactions	(4,692)	5,262
Net change in unrealized appreciation (depreciation) on investments	8,854,760	193,188,400
Net increase (decrease) in net assets resulting from operations	(33,396,566)	222,034,447

FROM DISTRIBUTIONS TO SHAREHOLDERS (Note 2)
Institutional Class	(2,193,283)	(3,796,417)
Investor Class	—	(30,907)
A Class	—	(17,367)
C Class	—	(4,912)
Decrease in net assets from distributions to shareholders	(2,193,283)	(3,849,603)

CAPITAL SHARE TRANSACTIONS
Institutional Class
Proceeds from shares sold	214,637,405	482,561,621
Net asset value of shares issued in reinvestment of distributions to shareholders	1,672,652	2,635,264
Payments for shares redeemed	(289,456,135)	(115,635,707)
Net increase (decrease) in Institutional Class net assets from capital share transactions	(73,146,078)	369,561,178

Investor Class
Proceeds from shares sold	1,533,231	2,768,409
Net asset value of shares issued in reinvestment of distributions to shareholders	—	24,856
Payments for shares redeemed	(1,558,814)	(3,208,159)
Net decrease in Investor Class net assets from capital share transactions	(25,583)	(414,894)

A Class
Proceeds from shares sold	48,103	5,299,654
Net asset value of shares issued in reinvestment of distributions to shareholders	—	1,213
Payments for shares redeemed	(19,804)	(117,925)
Net increase in A Class net assets from capital share transactions	28,299	5,182,942

C Class
Proceeds from shares sold	419,555	1,303,514
Net asset value of shares issued in reinvestment of distributions to shareholders	—	4,912
Payments for shares redeemed	(206,592)	(86,428)
Net increase in C Class net assets from capital share transactions	212,963	1,221,998

TOTAL INCREASE (DECREASE) IN NET ASSETS	(108,520,248)	593,736,068

LYRICAL U.S. VALUE EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
	Six Months
	Ended	Year Ended
	May 31, 2025	November 30,
	(Unaudited)	2024
NET ASSETS
Beginning of period	$1,158,869,606	$565,133,538
End of period	$1,050,349,358	$1,158,869,606

CAPITAL SHARE ACTIVITY
Institutional Class
Shares sold	8,187,442	18,876,107
Shares issued in reinvestment of distributions to shareholders	64,882	107,269
Shares redeemed	(11,604,262)	(4,721,367)
Net increase (decrease) in shares outstanding	(3,351,938)	14,262,009
Shares outstanding at beginning of period	40,582,788	26,320,779
Shares outstanding at end of period	37,230,850	40,582,788

Investor Class
Shares sold	57,952	113,166
Shares issued in reinvestment of distributions to shareholders	—	1,019
Shares redeemed	(60,081)	(131,719)
Net decrease in shares outstanding	(2,129)	(17,534)
Shares outstanding at beginning of period	372,089	389,623
Shares outstanding at end of period	369,960	372,089

A Class
Shares sold	1,890	238,985
Shares issued in reinvestment of distributions to shareholders	—	49
Shares redeemed	(782)	(4,508)
Net increase in shares outstanding	1,108	234,526
Shares outstanding at beginning of period	239,425	4,899
Shares outstanding at end of period	240,533	239,425

C Class
Shares sold	15,783	53,405
Shares issued in reinvestment of distributions to shareholders	—	191
Shares redeemed	(8,077)	(3,614)
Net increase in shares outstanding	7,706	49,982
Shares outstanding at beginning of period	111,976	61,994
Shares outstanding at end of period	119,682	111,976

See accompanying notes to financial statements.

LYRICAL INTERNATIONAL VALUE EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS
	Six Months
	Ended	Year Ended
	May 31, 2025	November 30,
	(Unaudited)	2024
FROM OPERATIONS
Net investment income	$205,551	$184,104
Net realized gains (losses) from investment transactions	729,294	(103,132)
Net realized losses from foreign currency transactions	(23,817)	(11,073)
Net change in unrealized appreciation (depreciation) on investments	(237,170)	1,118,374
Net change in unrealized appreciation (depreciation) on foreign currency translation	3,771	(397)
Net increase in net assets resulting from operations	677,629	1,187,876

FROM DISTRIBUTIONS TO SHAREHOLDERS (Note 2)
Institutional Class	(394,638)	(182,872)
Investor Class	(13,661)	(3,777)
A Class	(192)	(80)
C Class	(142)	(36)
Decrease in net assets from distributions to shareholders	(408,633)	(186,765)

CAPITAL SHARE TRANSACTIONS
Institutional Class
Proceeds from shares sold	260,001	81,430
Net asset value of shares issued in reinvestment of distributions to shareholders	153,025	177,621
Payments for shares redeemed	(10,959,988)	(256,707)
Net increase (decrease) in Institutional Class net assets from capital share transactions	(10,546,962)	2,344

Investor Class
Proceeds from shares sold	23,853	140,905
Net asset value of shares issued in reinvestment of distributions to shareholders	13,661	3,777
Payments for shares redeemed	(836)	(41,678)
Net increase in Investor Class net assets from capital share transactions	36,678	103,004

A Class
Net asset value of shares issued in reinvestment of distributions to shareholders	192	80
Net increase in A Class net assets from capital share transactions	192	80

C Class
Net asset value of shares issued in reinvestment of distributions to shareholders	142	36
Net increase in C Class net assets from capital share transactions	142	36

TOTAL INCREASE (DECREASE) IN NET ASSETS	(10,240,954)	1,106,575

LYRICAL INTERNATIONAL VALUE EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
	Six Months
	Ended	Year Ended
	May 31, 2025	November 30,
	(Unaudited)	2024
NET ASSETS
Beginning of period	$12,678,854	$11,572,279
End of period	$2,437,900	$12,678,854

CAPITAL SHARE ACTIVITY
Institutional Class
Shares sold	21,152	6,942
Shares issued in reinvestment of distributions to shareholders	13,725	15,027
Shares redeemed	(907,477)	(21,775)
Net increase (decrease) in shares outstanding	(872,600)	194
Shares outstanding at beginning of period	1,010,337	1,010,143
Shares outstanding at end of period	137,737	1,010,337

Investor Class
Shares sold	1,918	11,628
Shares issued in reinvestment of distributions to shareholders	1,228	320
Shares redeemed	(75)	(3,460)
Net increase in shares outstanding	3,071	8,488
Shares outstanding at beginning of period	37,390	28,902
Shares outstanding at end of period	40,461	37,390

A Class
Shares issued in reinvestment of distributions to shareholders	17	7
Net increase in shares outstanding	17	7
Shares outstanding at beginning of period	532	525
Shares outstanding at end of period	549	532

C Class
Shares issued in reinvestment of distributions to shareholders	13	3
Net increase in shares outstanding	13	3
Shares outstanding at beginning of period	526	523
Shares outstanding at end of period	539	526

See accompanying notes to financial statements.

LYRICAL U.S. VALUE EQUITY FUND
INSTITUTIONAL CLASS
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period:
	Six Months
	Ended		Year		Year		Year	Year	Year
	May 31,		Ended		Ended		Ended	Ended	Ended
	2025		Nov. 30,		Nov. 30,		Nov. 30,	Nov. 30,	Nov. 30,
	(Unaudited)		2024		2023		2022	2021	2020
Net asset value at beginning of period	$28.06		$21.11		$19.16		$21.59	$16.68	$15.91
Income (loss) from investment operations:
Net investment income (a)	0.04		0.05		0.10		0.07	0.03	0.10
Net realized and unrealized gains (losses) on investments and foreign currencies	(0.38)		7.03		1.93		(1.54)	5.02	0.72 (b)
Total from investment operations	(0.34)		7.08		2.03		(1.47)	5.05	0.82
Less distributions from:
Net investment income	(0.05)		(0.10)		(0.08)		(0.03)	(0.14)	(0.05)
Net realized gains	—		(0.03)		—		(0.93)	—	—
Total distributions	(0.05)		(0.13)		(0.08)		(0.96)	(0.14)	(0.05)
Net asset value at end of period	$27.67		$28.06		$21.11		$19.16	$21.59	$16.68
Total return (c)	(1.19	%) (d)	33.63%		10.64%		(6.81%)	30.44%	5.16%
Net assets at end of period (000,000’s)	$1,030		$1,139		$556		$655	$696	$327
Ratios/supplementary data:
Ratio of total expenses to average net assets	0.98	% (e)	1.00%		1.03%		1.02%	1.01%	1.25%
Ratio of net expenses to average net assets (f)	0.99	% (e)	0.99	% (g)	1.00	% (g)	0.99%	0.99%	1.22%
Ratio of net investment income to average net assets (f)	0.31	% (e)	0.21%		0.51%		0.36%	0.13%	0.73%
Portfolio turnover rate (h)	10	% (d)	13%		23%		24%	14%	30%

(a)	Per share net investment income has been determined on the basis of average number of shares outstanding during the year/period.

(b)	Represents a balancing figure derived from other amounts in the financial highlights table that captures all other changes affecting net asset value per share. This per share amount does not correlate to the aggregate of the net realized and unrealized losses on the Statements of Operations for the same year.

(c)	Total return is a measure of the change in value of an investment in the Fund over the years covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total return would have been lower if the Adviser had not reduced fees (Note 4).

(d)	Not annualized

(e)	Annualized.

(f)	Ratio was determined after fee reductions and/or recoupments (Note 4).

(g)	Includes 0.00%(i) and 0.01% of borrowing costs for 2024 and 2023, respectively (Note 5).

(h)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

(i)	Amount rounds to less than 0.005%.

See accompanying notes to financial statements.

LYRICAL U.S. VALUE EQUITY FUND
INVESTOR CLASS
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period:
	Six Months
	Ended		Year		Year		Year	Year	Year
	May 31,		Ended		Ended		Ended	Ended	Ended
	2025		Nov. 30,		Nov. 30,		Nov. 30,	Nov. 30,	Nov. 30,
	(Unaudited)		2024		2023		2022	2021	2020
Net asset value at beginning of period	$27.81		$20.93		$18.99		$21.43	$16.56	$15.78
Income (loss) from investment operations:
Net investment income (loss) (a)	0.01		(0.01)		0.05		0.02	(0.02)	0.07
Net realized and unrealized gains (losses) on investments and foreign currencies	(0.37)		6.97		1.92		(1.53)	4.98	0.71 (b)
Total from investment operations	(0.36)		6.96		1.97		(1.51)	4.96	0.78
Less distributions from:
Net investment income	—		(0.05)		(0.03)		—	(0.09)	—
Net realized gains	—		(0.03)		—		(0.93)	—	—
Total distributions	—		(0.08)		(0.03)		(0.93)	(0.09)	—
Net asset value at end of period	$27.45		$27.81		$20.93		$18.99	$21.43	$16.56
Total return (c)	(1.29	%) (d)	33.30%		10.38%		(7.03%)	30.10%	4.94%
Net assets at end of period (000’s)	$10,154		$10,347		$8,153		$7,758	$8,270	$4,914
Ratios/supplementary data:
Ratio of total expenses to average net assets	1.59	% (e)	1.62%		1.72%		1.74%	1.79%	2.02%
Ratio of net expenses to average net assets (f)	1.24	% (e)	1.24	% (g)	1.25	% (g)	1.24%	1.24%	1.44%
Ratio of net investment income (loss) to average net assets (f)	0.05	% (e)	(0.03)%		0.26%		0.10%	(0.12)%	0.53%
Portfolio turnover rate (h)	10	% (d)	13%		23%		24%	14%	30%

(a)	Per share net investment income (loss) has been determined on the basis of average number of shares outstanding during the year/period.

(b)	Represents a balancing figure derived from other amounts in the financial highlights table that captures all other changes affecting net asset value per share. This per share amount does not correlate to the aggregate of the net realized and unrealized losses on the Statements of Operations for the same year.

(c)	Total return is a measure of the change in value of an investment in the Fund over the years covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total return would have been lower if the Adviser had not reduced fees (Note 4).

(d)	Not annualized.

(e)	Annualized.

(f)	Ratio was determined after fee reductions and/or recoupments (Note 4).

(g)	Includes 0.00%(i) and 0.01% of borrowing costs for 2024 and 2023, respectively (Note 5).

(h)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

(i)	Amount rounds to less than 0.005%.

See accompanying notes to financial statements.

LYRICAL U.S. VALUE EQUITY FUND
A CLASS
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period:
	Six Months
	Ended		Year		Year		Period
	May 31,		Ended		Ended		Ended
	2025		Nov. 30,		Nov. 30,		Nov. 30,
	(Unaudited)		2024		2023		2022 (a)
Net asset value at beginning of period	$27.91		$21.05		$19.14		$18.23
Income (loss) from investment operations:
Net investment income (loss) (b)	0.01		(0.00	) (c)	0.06		0.03
Net realized and unrealized gains (losses) on investments and foreign currencies	(0.37)		6.99		1.92		1.81	(d)
Total from investment operations	(0.36)		6.99		1.98		1.84
Less distributions from:
Net investment income	—		(0.10)		(0.07)		—
Net realized gains	—		(0.03)		—		(0.93)
Total distributions	—		(0.13)		(0.07)		(0.93)
Net asset value at end of period	$27.55		$27.91		$21.05		$19.14
Total return (e)	(1.29	%) (f)	33.27%		10.38%		10.12	% (f)
Net assets at end of period (000’s)	$6,627		$6,683		$103		$14
Ratios/supplementary data:
Ratio of total expenses to average net assets	1.53	% (g)	1.56%		29.74%		176.77	% (g)
Ratio of net expenses to average net assets (h)	1.24	% (g)	1.24	% (i)	1.25	% (i)	1.24	% (g)
Ratio of net investment income (loss) to average net assets (h)	0.05	% (g)	(0.02%)		0.31%		0.36	% (g)
Portfolio turnover rate (j)	10	% (f)	13%		23%		24	% (f)

(a)	Represents the period from the commencement of operations (July 5, 2022) through November 30, 2022.

(b)	Per share net investment income (loss) has been determined on the basis of average number of shares outstanding during the year/period.

(c)	Amount rounds to less than $0.01.

(d)	Represents a balancing figure derived from other amounts in the financial highlights table that captures all other changes affecting net asset value per share. This per share amount does not correlate to the aggregate of the net realized and unrealized losses on the Statements of Operations for the same period.

(e)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced fees and/ or reimbursed expenses (Note 4). Calculation does not reflect sales load.

(f)	Not annualized.

(g)	Annualized.

(h)	Ratio was determined after fee reductions and/or, recoupments and/or expense reimbursements (Note 4).

(i)	Includes 0.00%(k) and 0.01% of borrowing costs for 2024 and 2023, respectively (Note 5).

(j)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

(k)	Amount rounds to less than 0.005%.

See accompanying notes to financial statements.

LYRICAL U.S. VALUE EQUITY FUND
C CLASS
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period:
	Six Months
	Ended		Year		Year		Period
	May 31,		Ended		Ended		Ended
	2025		Nov. 30,		Nov. 30,		Nov. 30,
	(Unaudited)		2024		2023		2022 (a)
Net asset value at beginning of period	$27.53		$20.85		$19.08		$18.23
Income (loss) from investment operations:
Net investment loss (b)	(0.09)		(0.19)		(0.07)		(0.03)
Net realized and unrealized gains (losses) on investments and foreign currencies	(0.37)		6.93		1.89		1.81	(c)
Total from investment operations	(0.46)		6.74		1.82		1.78
Less distributions from:
Net investment income	—		(0.03)		(0.05)		—
Net realized gains	—		(0.03)		—		(0.93)
Total distributions	—		(0.06)		(0.05)		(0.93)
Net asset value at end of period	$27.07		$27.53		$20.85		$19.08
Total return (d)	(1.67	%) (e)	32.33%		9.56%		9.79	% (e)
Net assets at end of period (000’s)	$3,240		$3,082		$1,292		$31
Ratios/supplementary data:
Ratio of total expenses to average net assets	2.59	% (f)	2.88%		6.64%		196.90	% (f)
Ratio of net expenses to average net assets (g)	1.99	% (f)	1.99	% (h)	2.00	% (h)	1.99	% (f)
Ratio of net investment loss to average net assets (g)	(0.70	%) (f)	(0.77%)		(0.38%)		(0.36	%) (f)
Portfolio turnover rate (i)	10	% (e)	13%		23%		24	% (e)

(a)	Represents the period from the commencement of operations (July 5, 2022) through November 30, 2022.

(b)	Per share net investment loss has been determined on the basis of average number of shares outstanding during the year/period.

(c)	Represents a balancing figure derived from other amounts in the financial highlights table that captures all other changes affecting net asset value per share. This per share amount does not correlate to the aggregate of the net realized and unrealized losses on the Statements of Operations for the same period.

(d)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced fees and/ or reimbursed expenses (Note 4). Calculation does not reflect CDSC.

(e)	Not annualized.

(f)	Annualized.

(g)	Ratio was determined after fee reductions and/or, recoupments and/or expense reimbursements.

(h)	Includes 0.00%(j) and 0.01% of borrowing costs for 2024 and 2023, respectively (Note 5).

(i)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

(j)	Amount rounds to less than 0.005%.

See accompanying notes to financial statements.

LYRICAL INTERNATIONAL VALUE EQUITY FUND
INSTITUTIONAL CLASS
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period:
	Six Months
	Ended		Year	Year		Year	Year	Period
	May 31,		Ended	Ended		Ended	Ended	Ended
	2025		Nov. 30,	Nov. 30,		Nov. 30,	Nov. 30,	Nov. 30,
	(Unaudited)		2024	2023		2022	2021	2020 (a)
Net asset value at beginning of period	$12.09		$11.13	$11.19		$12.03	$11.02	$10.00
Income (loss) from investment operations:
Net investment income (b)	0.28		0.18	0.18		0.11	0.05	0.05
Net realized and unrealized gains (losses) on investments and foreign currencies	1.62		0.96	0.09		(0.94)	1.69	0.97
Total from investment operations	1.90		1.14	0.27		(0.83)	1.74	1.02
Less distributions from:
Net investment income	(0.39)		(0.18)	(0.33)		—	(0.05)	—
Net realized gains	—		—	—		(0.01)	(0.68)	—
Total distributions	(0.39)		(0.18)	(0.33)		(0.01)	(0.73)	—
Net asset value at end of period	$13.60		$12.09	$11.13		$11.19	$12.03	$11.02
Total return (c)	16.43	% (d)	10.28%	2.52%		(6.88%)	15.84%	10.20	% (d)
Net assets at end of period (000’s)	$1,874		$12,216	$11,241		$1,266	$1,355	$613
Ratios/supplementary data:
Ratio of total expenses to average net assets	4.42	% (e)	2.87%	3.48%		12.32%	11.34%	21.16	% (e)
Ratio of net expenses to average net assets (f)	1.08	% (e)(g)	0.99%	1.00	% (g)	0.99%	0.99%	1.03	% (e)
Ratio of net investment income to average net assets (f)	5.39	% (e)	1.46%	1.62%		1.00%	0.36%	0.72	% (e)
Portfolio turnover rate (h)	10	% (d)	31%	40%		33%	34%	25	% (d)

(a)	Represents the year from the commencement of operations (March 2, 2020) through November 30, 2020.

(b)	Per share net investment income has been determined on the basis of average number of shares outstanding during the year/period.

(c)	Total return is a measure of the change in value of an investment in the Fund over the years covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would have been lower if the Adviser had not reduced fees and/or reimbursed expenses (Note 4).

(d)	Not annualized.

(e)	Annualized.

(f)	Ratio was determined after fee reductions and/or expense reimbursements (Note 4).

(g)	Includes 0.09%(e) and 0.01% of borrowing costs for 2025 and 2023, respectively (Note 5).

(h)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

See accompanying notes to financial statements.

LYRICAL INTERNATIONAL VALUE EQUITY FUND
INVESTOR CLASS
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period:
	Six Months
	Ended		Year	Year		Year	Year	Period
	May 31,		Ended	Ended		Ended	Ended	Ended
	2025		Nov. 30,	Nov. 30,		Nov. 30,	Nov. 30,	Nov. 30,
	(Unaudited)		2024	2023		2022	2021	2020 (a)
Net asset value at beginning of period	$12.05		$11.07	$11.13		$12.00	$11.00	$10.00
Income (loss) from investment operations:
Net investment income (b)	0.24		0.15	0.12		0.08	0.02	0.04
Net realized and unrealized gains (losses) on investments and foreign currencies	1.65		0.96	0.12		(0.94)	1.69	0.96
Total from investment operations	1.89		1.11	0.24		(0.86)	1.71	1.00
Less distributions from:
Net investment income	(0.36)		(0.13)	(0.30)		—	(0.03)	—
Net realized gains	—		—	—		(0.01)	(0.68)	—
Total distributions	(0.36)		(0.13)	(0.30)		(0.01)	(0.71)	—
Net asset value at end of period	$13.58		$12.05	$11.07		$11.13	$12.00	$11.00
Total return (c)	16.37	% (d)	10.06%	2.27%		(7.15%)	0.16%	10.00	% (d)
Net assets at end of period (000’s)	$549		$451	$320		$947	$1,127	$663
Ratios/supplementary data:
Ratio of total expenses to average net assets	7.88	% (e)	6.79%	6.00%		12.90%	11.70%	21.14	% (e)
Ratio of net expenses to average net assets (f)	1.42	% (e)(g)	1.24%	1.25	% (g)	1.24%	1.24%	1.27	% (e)
Ratio of net investment income to average net assets (f)	4.96	% (e)	1.27%	1.08%		0.76%	0.16%	0.52	% (e)
Portfolio turnover rate (h)	10	% (d)	31%	40%		33%	34%	25	% (d)

(a)	Represents the period from the commencement of operations (March 2, 2020) through November 30, 2020.

(b)	Per share net investment income has been determined on the basis of average number of shares outstanding during the year/period.

(c)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would have been lower if the Adviser had not reduced fees and/or reimbursed expenses. (Note 4)

(d)	Not annualized.

(e)	Annualized.

(f)	Ratio was determined after fee reductions and/or expense reimbursements (Note 4).

(g)	Includes 0.18%(e) and 0.01% of borrowing costs for 2025 and 2023, respectively (Note 5).

(h)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

See accompanying notes to financial statements.

LYRICAL INTERNATIONAL VALUE EQUITY FUND
A CLASS
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period:
	Six Months
	Ended		Year	Year		Period
	May 31,		Ended	Ended		Ended
	2025		Nov. 30,	Nov. 30,		Nov. 30,
	(Unaudited)		2024	2023		2022 (a)
Net asset value at beginning of period	$12.07		$11.11	$11.18		$9.82
Income from investment operations:
Net investment income (b)	0.24		0.15	0.13		0.01
Net realized and unrealized gains on investments and foreign currencies	1.65		0.96	0.12		1.36	(c)
Total from investment operations	1.89		1.11	0.25		1.37
Less distributions from:
Net investment income	(0.36)		(0.15)	(0.32)		—
Net realized gains	—		—	—		(0.01)
Total distributions	(0.36)		(0.15)	(0.32)		(0.01)
Net asset value at end of period	$13.60		$12.07	$11.11		$11.18
Total return (d)	16.32	% (e)	10.03%	2.31%		13.97	% (e)
Net assets at end of period	$7,461		$6,413	$5,828		$5,700
Ratios/supplementary data:
Ratio of total expenses to average net assets	324.57	% (f)	246.84%	256.73%		264.21	% (f)
Ratio of net expenses to average net assets (g)	1.42	% (f)(h)	1.24%	1.25	% (h)	1.24	% (f)
Ratio of net investment income to average net assets (g)	4.96	% (f)	1.21%	1.14%		0.14	% (f)
Portfolio turnover rate (i)	10	% (e)	31%	40%		33	% (e)

(a)	Represents the period from the commencement of operations (July 5, 2022) through November 30, 2022.

(b)	Per share net investment income has been determined on the basis of average number of shares outstanding during the year/period.

(c)	Represents a balancing figure derived from other amounts in the financial highlights table that captures all other changes affecting net asset value per share. This per share amount does not correlate to the aggregate of the net realized and unrealized losses on the Statements of Operations for the same period.

(d)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced fees and/ or reimbursed expenses (Note 4). Calculation does not reflect sales load.

(e)	Not annualized.

(f)	Annualized.

(g)	Ratio was determined after fee reductions and/or expense reimbursements (Note 4).

(h)	Includes 0.18%(f) and 0.01% of borrowing costs for 2025 and 2023, respectively (Note 5).

(i)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

See accompanying notes to financial statements.

LYRICAL INTERNATIONAL VALUE EQUITY FUND
C CLASS
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period:
	Six Months
	Ended		Year	Year		Period
	May 31,		Ended	Ended		Ended
	2025		Nov. 30,	Nov. 30,		Nov. 30,
	(Unaudited)		2024	2023		2022 (a)
Net asset value at beginning of period	$11.97		$11.03	$11.15		$9.82
Income (loss) from investment operations:
Net investment income (loss) (b)	0.19		0.05	0.05		(0.03)
Net realized and unrealized gains on investments and foreign currencies	1.66		0.96	0.11		1.37	(c)
Total from investment operations	1.85		1.01	0.16		1.34
Less distributions from:
Net investment income	(0.27)		(0.07)	(0.28)		—
Net realized gains	—		—	—		(0.01)
Total distributions	(0.27)		(0.07)	(0.28)		(0.01)
Net asset value at end of period	$13.55		$11.97	$11.03		$11.15
Total return (d)	15.95	% (e)	9.15%	1.51%		13.67	% (e)
Net assets at end of period	$7,298		$6,297	$5,767		$5,682
Ratios/supplementary data:
Ratio of total expenses to average net assets	331.80	% (f)	251.13%	259.21%		265.34	% (f)
Ratio of net expenses to average net assets (g)	2.17	% (f)(h)	1.99%	2.00	% (h)	1.99	% (f)
Ratio of net investment income (loss) to average net assets (g)	4.21	% (f)	0.45%	0.40	% (h)	(0.60	%) (f)
Portfolio turnover rate (i)	10	% (e)	31%	40%		33	% (e)

(a)	Represents the period from the commencement of operations (July 5, 2022) through November 30, 2022.

(b)	Per share net investment income (loss) has been determined on the basis of average number of shares outstanding during the year/period.

(c)	Represents a balancing figure derived from other amounts in the financial highlights table that captures all other changes affecting net asset value per share. This per share amount does not correlate to the aggregate of the net realized and unrealized losses on the Statements of Operations for the same period.

(d)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced fees and/ or reimbursed expenses (Note 4). Calculation does not reflect CDSC.

(e)	Not annualized.

(f)	Annualized.

(g)	Ratio was determined after fee reductions and/or expense reimbursements (Note 4).

(h)	Includes 0.18%(f) and 0.01% of borrowing costs for 2025 and 2023, respectively (Note 5).

(i)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

See accompanying notes to financial statements.

LYRICAL FUNDS
NOTES TO FINANCIAL STATEMENTS
May 31, 2025 (Unaudited)

1. Organization

Lyrical U.S. Value Equity Fund and Lyrical International Value Equity Fund (individually, a “Fund” and collectively, the “Funds”) are each a diversified series of Ultimus Managers Trust (the “Trust”), an open-end investment company established as an Ohio business trust under a Declaration of Trust dated February 28, 2012. Other series of the Trust are not incorporated in this report. Lyrical U.S. Value Equity Fund commenced operations on February 4, 2013. Lyrical International Value Equity Fund commenced operations on March 2, 2020.

The investment objective of each Fund is to seek to achieve long-term capital growth.

Each Fund currently offers four classes of shares: Institutional Class shares (sold without any sales loads and distribution and/or shareholder service fees and requiring a $100,000 initial investment), Investor Class shares (sold without any sales loads, but subject to a distribution and/or shareholder service fee of up to 0.25% of the average daily net assets attributable to Investor Class shares, and requiring a $2,500 initial investment), A Class shares (sold subject to an initial maximum front end sales load of 5.75% and a distribution and/or shareholder service fee of up to 0.25% of the average daily net assets attributable to A Class shares, and requiring a $1,000 initial investment and for purchases of $1,000,000 or more, a front end sales load is not charged, but a 1.00% contingent deferred sales charge (“CDSC”) may be charged if redeemed during the first 18 months), and C Class shares (sold subject to a CDSC fee of 1.00% if the shares are redeemed within 12 months after the original purchase of the shares and a distribution and/or shareholder servicing fee of up to 1.00% of the average daily net assets attributable to C Class shares, and requiring a $1,000 initial investment) (each a “Class”). Each share class represents an ownership interest in the same investment portfolio.

The Funds have adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is Lyrical Asset Management L.P. (the “Adviser”). Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

LYRICAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

2. Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

Securities valuation – Each Fund values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. The Funds value their listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. Investments representing shares of money market funds and other open-end investment companies are valued at their net asset value (“NAV”) as reported by such companies. When using a quoted price and when the market is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Funds value their securities and other assets at fair value as determined by the Adviser, as the valuation designee, in accordance with procedures adopted by the Board of Trustees (the “Board”) pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”). Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate each Fund’s NAV may differ from quoted or published prices for the same securities.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure

LYRICAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

Lyrical International Value Equity Fund’s foreign equity securities actively traded in foreign markets may be classified as Level 2 despite the availability of closing prices because such securities are typically fair valued by an independent pricing service. The Board has authorized the Fund to retain an independent pricing service to determine the fair value of its foreign securities because the value of such securities may be materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which such foreign securities are traded. These intervening events might be country-specific (e.g., natural disaster, economic or political developments, interest rate change); issuer specific (e.g., earnings report or merger announcement); or U.S. market-specific (such as a significant movement in the U.S. market that is deemed to affect the value of foreign securities). The pricing service uses an automated system that incorporates a model based on multiple parameters, including a security’s local closing price, relevant general and sector indices, currency fluctuations, trading in depositary receipts and futures, if applicable, and/or research valuations by its staff, in determining what it believes is the fair value of the securities.

The following is a summary of each Fund’s investments by the inputs used to value the investments as of May 31, 2025:

Lyrical U.S. Value Equity Fund	Level 1	Level 2		Level 3	Total
Common Stocks	$1,030,542,879	$—		$—	$1,030,542,879
Money Market Funds	17,803,819	—		—	17,803,819
Total	$1,048,346,698	$—		$—	$1,048,346,698

Lyrical International Value Equity Fund	Level 1	Level 2		Level 3	Total
Common Stocks	$714,205	$1,620,602	*	$—	$2,334,807
Money Market Funds	34,352	—		—	34,352
Total	$748,557	$1,620,602		$—	$2,369,159

*	With respect to foreign equity securities that are principally traded on a market outside the United States, the Board has approved the utilization of an independent fair value pricing service to evaluate the effect of market fluctuations on these securities after the close of trading in that foreign market. To the extent that securities are valued using this service, they will be classified as Level 2 securities.

Refer to each Fund’s Schedule of Investments for a listing of securities by sector and industry type or geographical region. The Funds did not hold any derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the six months ended May 31, 2025.

LYRICAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

Share valuation – The NAV per share of each class of each Fund is calculated daily by dividing the total value of the assets attributable to that class, less liabilities attributable to that class, by the number of shares outstanding of that class. The offering price and redemption price per share of each class of each Fund is equal to the NAV per share of such class.

Investment income – Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the security received. Withholding taxes on foreign dividends have been recorded in accordance with the Funds’ understanding of the applicable country’s rules and tax rates.

Investment transactions – Investment transactions are accounted for on the trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

Foreign currency translation – Securities and other assets and liabilities denominated in or expected to settle in foreign currencies, if any, are translated into U.S. dollars based on exchange rates on the following basis:

A.	The fair values of investment securities and other assets and liabilities are translated as of the close of the NYSE each day.

B.	Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing as of 4:00 p.m. Eastern time on the respective date of such transactions.

C.	The Funds do not isolate that portion of the results of operations caused by changes in foreign exchange rates on investments from those caused by changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Reported net realized foreign exchange gains or losses arise from 1) purchases and sales of foreign currencies, 2) currency gains or losses realized between trade and settlement dates on securities transactions, and 3) the difference between the amounts of dividends and foreign withholding taxes recorded on each Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Reported net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities that result from changes in exchange rates.

Allocation between classes – Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of a Fund based upon its proportionate share of total net assets of that Fund. Class-specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares of

LYRICAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

a Fund based upon its proportionate share of total net assets of that Fund. Distribution fees, registration and filing fees and transfer agent fees are class specific expenses. For the six months ended May 31, 2025, class specific expenses were as follows:

Lyrical U.S. Value Equity Fund Expenses	Institutional	Investor	A Class	C Class	Total
Distribution fees	$—	$12,200	$7,843	$15,064	$35,107
Registration and filing fees	30,381	8,065	2,952	2,600	43,998
Transfer Agent fees	57,085	10,572	7,128	6,843	81,628

Lyrical International Value Equity Fund Expenses	Institutional	Investor	A Class	C Class	Total
Distribution fees	$—	$593	$8	$32	$633
Registration and filing fees	4,109	1,504	2,610	2,610	10,833
Transfer Agent fees	6,843	6,843	7,983	7,983	29,652

Common expenses – Common expenses of the Trust are allocated among the Funds and the other series of the Trust based on the relative net assets of each series, the number of series in the Trust, or the nature of the services performed and the relative applicability to each series.

Distributions to shareholders – Each Fund distributes to shareholders any net investment income dividends and net realized capital gains distributions at least once each year. The amount of such dividends and distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date. The Funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. The tax character of distributions paid to shareholders by the Funds during the periods ended May 31, 2025 and November 30, 2024 was as follows:

	Period	Ordinary	Long-Term	Total
	Ended	Income	Capital Gains	Distributions
Lyrical U.S. Value Equity Fund	5/31/2025	$2,193,283	$—	$2,193,283
	11/30/2024	$2,681,605	$1,167,998	$3,849,603

Lyrical International Value Equity Fund	5/31/2025	$408,633	$—	$408,633
	11/30/2024	$186,765	$—	$186,765

LYRICAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increase (decrease) in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal income tax – Each Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Funds of liability for federal income taxes to the extent 100% of their net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of November 30, 2024:

	Lyrical	Lyrical
	U.S. Value	International Value
	Equity Fund	Equity Fund
Tax cost of investments	$829,430,763	$11,825,716
Gross unrealized appreciation	$369,464,574	$1,843,765
Gross unrealized depreciation	(39,491,418)	(1,009,585)
Net unrealized appreciation	329,973,156	834,180
Net unrealized depreciation on foreign currency translation	—	(343)
Undistributed ordinary income	1,351,178	222,294
Undistributed long-term gains	88,720	—
Accumulated capital and other losses	—	(259,606)
Distributable earnings	$331,413,054	$796,525

As of November 30, 2024, the Funds had the following capital loss carryforwards for federal income tax purposes, which may be carried forward indefinitely:

	Lyrical U.S. Equity	Lyrical International
	Value Fund	Value Equity Fund
No expiration - short-term	$—	$—
No expiration - long-term	$—	$259,606

These capital loss carryforwards are available to offset net realized capital gains in the current and future years, thereby reducing taxable gain distributions, if any.

LYRICAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

The federal tax cost, unrealized appreciation (depreciation) as of May 31, 2025 is as follows:

	Lyrical	Lyrical
	U.S. Value	International Value
	Equity Fund	Equity Fund
Tax cost of investments	$715,425,181	$1,761,624
Gross unrealized appreciation	$372,188,496	$712,909
Gross unrealized depreciation	(39,266,979)	(105,374)
Net unrealized appreciation	$332,921,517	$607,535
Net unrealized appreciation on foreign currency translation	$—	$3,428

The difference between the federal income tax cost of portfolio investments and the financial statement cost of investments for each Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales and holdings classified as passive foreign investment companies.

The Funds recognize the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” of being sustained assuming examination by tax authorities. Management has reviewed each Fund’s tax positions for the current and all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Funds identify their major tax jurisdiction as U.S. Federal.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the six months ended May 31, 2025, the Funds did not incur any interest or penalties.

3. Investment Transactions

During the six months ended May 31, 2025, cost of purchases and proceeds from sales of investment securities, other than short-term investments, amounted to $110,117,221 and $181,155,485, respectively, for Lyrical U.S. Value Equity Fund and $808,612 and $11,511,358, respectively, for Lyrical International Value Equity Fund.

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

The Funds’ investments are managed by the Adviser pursuant to the terms of an Investment Advisory Agreement. The Funds pay the Adviser a management fee, computed and accrued daily and paid monthly, at the annual rate of 0.85% of average daily net

LYRICAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

assets. During the six months ended May 31, 2025, the Adviser earned $4,498,504 and $32,784 of fees under the Investment Advisory Agreement for Lyrical U.S. Value Equity Fund and Lyrical International Value Equity Fund, respectively.

Pursuant to an Expense Limitation Agreement (“ELA”) between each Fund and the Adviser, the Adviser has contractually agreed, until April 1, 2026, to reduce management fees and reimburse other operating expenses to limit total annual operating expenses of each Fund (exclusive of brokerage costs; taxes; interest; borrowing costs such as interest and dividend expenses on securities sold short; costs to organize the Fund; acquired fund fees and expenses; extraordinary expenses such as litigation and merger or reorganization costs; and other expenses not incurred in the ordinary course of the Fund’s business) to an amount not exceeding the following percentages of average daily net assets attributable to each respective class:

Institutional Class	Investor Class	A Class	C Class
0.99%	1.24%	1.24%	1.99%

Accordingly, during the six months ended May 31, 2025, the Adviser reduced fees and reimbursed other operating expenses of $46,648 for Lyrical U.S. Value Equity Fund and $156,624 for Lyrical International Value Equity Fund. During the six months ended May 31, 2025 the Lyrical U.S. Value Equity Fund recouped $66,800 of prior years’ management fee reductions.

Under the terms of the ELA, management fee reductions and expense reimbursements by the Adviser are subject to repayment by the Funds for a period of three years after such fees and expenses were incurred, provided that the repayments do not cause total annual fund operating expenses to exceed the lesser of: (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. As of May 31, 2025, the Adviser may seek repayment of management fee reductions and expense reimbursements no later than the dates below:

	November 30,	November 30,	November 30,	May 31,
	2025	2026	2027	2028	Total
Lyrical U.S. Value Equity Fund	$142,310	$264,225	$153,762	$46,648	$606,945
Lyrical International Value Equity Fund	$142,374	$289,848	$284,595	$156,624	$873,441

LYRICAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agency services to the Funds. The Funds pay Ultimus fees in accordance with the agreements for such services. In addition, the Funds pay out-of-pocket expenses including, but not limited to, postage, supplies, and certain costs related to the pricing of the Funds’ portfolio securities.

Under the terms of a Consulting Agreement with the Trust, Northern Lights Compliance Services, LLC (“NLCS”) provides a Chief Compliance Officer and an Anti-Money Laundering Officer as well as related compliance services. Under the terms of the agreement, NLCS receives fees from the Funds. NLCS is a wholly-owned subsidiary of Ultimus.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as the principal underwriter to the Funds. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated partially by the Adviser and partially by the Investor Class, A Class and C Class shares of each Fund for acting as principal underwriter.

Certain officers of the Trust are also officers of Ultimus and are not paid by the Funds for serving in such capacities.

DISTRIBUTION PLAN

The Funds have adopted a plan of distribution (the “Plan”), pursuant to Rule 12b-1 under the 1940 Act, which permits Investor Class, A Class and C Class shares of each Fund to directly incur or reimburse the Funds’ principal underwriter for certain expenses related to the distribution of its shares. The annual limitation for payment of expenses pursuant to the Plan is 0.25% of each Fund’s average daily net assets allocable to Investor Class shares and A Class shares, and 1.00% of each Fund’s average daily net assets allocable to C Class shares. The Funds have not adopted a plan of distribution with respect to the Institutional Class shares.

TRUSTEE COMPENSATION

Each member of the Board (a “Trustee”) who is not an “interested person” (as defined by the 1940 Act, as amended) of the Trust (“Independent Trustee”) receives an annual retainer and meeting fees, plus reimbursement for travel and other meeting-related expenses.

LYRICAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

PRINCIPAL HOLDERS OF FUND SHARES

As of May 31, 2025, the following shareholders owned of record 25% or more of the outstanding shares of the Funds:

NAME OF RECORD OWNERS	% Ownership
Lyrical International Value Equity Fund
Charles Schwab & Co., Inc.(for the benefit of its customers)	57%
Pershing, LLC (for the benefit of its customers)	41%

A beneficial owner of 25% or more of a Fund’s outstanding shares may be considered a controlling person of the Fund. That shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting.

5. Borrowing Costs

From time to time, the Funds may have an overdrawn cash balance at the custodian due to redemptions or market movements. When this occurs, the Funds will incur borrowing costs charged by the custodian. During the six months ended May 31, 2025, Lyrical International Value Equity Fund incurred borrowing costs in the amount of $3,500.

6. Sector Risk

If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of May 31, 2025, Lyrical U.S. Value Equity Fund had 27.2% of the value of its net assets invested in stocks within the Technology sector and Lyrical International Value Equity Fund had 26.0% of the value of its net assets invested in stocks within the Industrials sector.

7. Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

LYRICAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

8. Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events except for the following.

Effective June 5, 2025, the Lyrical International Value Equity Fund terminated the public offering of its A Class and C Class shares and discontinued the operations of the A Class and C Class shares of the Fund effective June 30, 2025. The A Class and C Class shares of the Fund are no longer available for purchase and, at the close of business on June 30, 2025, all outstanding A Class and C Class shares of the Fund were redeemed at the net asset value per share of A Class and C Class shares, respectively.

LYRICAL FUNDS
ADDITIONAL INFORMATION (Unaudited)

Changes in and/or Disagreements with Accountants

There were no changes in and/or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Renumeration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

The Board of Trustees (the “Board”), including the Independent Trustees voting separately, has reviewed and approved the continuance of the Lyrical U.S. Value Equity Fund’s and Lyrical International Value Equity Fund’s (together, the “Funds”) Investment Advisory Agreement with Lyrical Asset Management LP (the “Adviser” or “Lyrical”) for an additional one-year term (the “Advisory Agreement”). The Board approved the continuance of the Agreement at a meeting held on April 22-23, 2025, at which all of the Trustees were present (the “Meeting”).

Prior to the Meeting, the Adviser provided a response to a letter sent by the counsel to the Independent Trustees, on their behalf, requesting various information relevant to the Independent Trustees’ consideration of the renewal of the Advisory Agreement with respect to the Funds. In approving the continuance of the Advisory Agreement, the Independent Trustees considered all information they deemed reasonably necessary to evaluate the terms of the Agreement. The principal areas of review by the Independent Trustees were (1) the nature, extent and quality of the services provided by the Adviser, (2) the investment performance of the Funds, (3) the costs of the services provided and profits realized by the Adviser from the Adviser’s relationship with the Funds, (4) the financial condition of the Adviser, (5) the fall out benefits derived by the Adviser and its affiliates from its relationships with the Funds and (6) the extent to which economies of scale would be realized as the Funds grow and whether advisory fee levels reflect those economies of scale for the benefit of the Funds’ shareholders. The Independent Trustees’ evaluation of the quality of the Adviser’s services also took into consideration their knowledge gained through presentations and reports from the Adviser over the course of the preceding year. The Independent Trustees’ analysis of these factors is set forth below.

Nature, Extent and Quality of Services

The Board evaluated the level and depth of knowledge of Lyrical, including the professional experience and qualifications of senior personnel. In evaluating the quality of services to be provided by Lyrical, the Board took into account its familiarity with Lyrical’s

LYRICAL FUNDS
ADDITIONAL INFORMATION (Unaudited) (Continued)

management through Board meetings, discussions and reports during the preceding year. The Board also took into account Lyrical’s compliance policies and procedures based on discussion with Lyrical and the Chief Compliance Officer. The quality of administrative and other services, including Lyrical’s role in coordinating the activities of the Funds’ other service providers, was also considered. The Board also considered Lyrical’s relationship with its affiliates and the resources available to them, as well as any potential conflicts of interest. The Board discussed the nature and extent of the services to be provided by Lyrical including, without limitation, Lyrical’s provision of a continuous investment program for the Funds. The Board considered the qualifications and experience of Lyrical’s portfolio managers who are responsible for the day-to-day management of the Funds’ portfolios. The Board also considered Lyrical’s succession planning for the Funds. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Funds by Lyrical under the Advisory Agreement.

Advisory Fees and Expenses and Comparative Accounts

The Board compared the advisory fee and total expense ratio for the Funds with various comparative data. In particular, the Board compared each Fund’s advisory fee and overall expense ratio to the median advisory fees and expense ratios for its custom peer group provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and fees charged to Lyrical’s other client accounts. In reviewing the comparison in fees and expense ratios between each Fund and its comparable funds, the Board also considered the differences in types of funds being compared, the styles of investment management, the size of the Funds relative to the comparable funds, and the nature of the investment strategies. The Board also considered Lyrical’s commitment to limit each Fund’s expenses under the Funds’ expense limitation agreement until at least April 1, 2026. The Board noted that the 0.85% advisory fee rate for each of the International Value Equity Fund and the U.S. Value Equity Fund was higher than the median and the average for the other funds in each Fund’s respective Broadridge custom peer group. The Board further noted that the net expense ratio of 0.99% for each Fund was also higher than the median and the average expense ratio for the other funds in each Fund’s respective custom peer group. The Board took into account Lyrical’s responses in its materials that each Fund’s investment strategy, particularly the active management of each Fund, and each Fund’s corresponding high active share impacted the fee rate for each Fund.

The Board also compared the fees paid by the Funds to the fees paid by other clients of Lyrical and considered the similarities and differences in services received by such other clients as compared to the services received by the Funds. The Board noted that the fee structure of the Funds differed from the fees applicable to Lyrical’s other clients due in large part to the additional regulatory and compliance requirements of managing and investment company registered under the 1940 Act as compared to separately managed accounts.

LYRICAL FUNDS
ADDITIONAL INFORMATION (Unaudited) (Continued)

Fund Performance

The Board also considered, among other data, each Fund’s performance results during certain periods ended January 31, 2025 and noted that the Board reviews on a quarterly basis detailed information about each Fund’s performance results, portfolio composition and investment strategies. The Board noted that the U.S. Value Equity Fund’s performance was in the second quartile, second quartile and first quartile of the Broadridge peer group median for the one-, three- and five-year periods ended January 31, 2025, respectively. The Board also noted that the International Value Equity Fund’s performance was in the fourth quartile for each of the one-year, three-year and since inception periods ended January 31, 2025. The Board further noted that each Fund’s performance was comparable to the other accounts managed by Lyrical with similar strategies over all periods.

Economies of Scale

The Board also considered the effect of each Fund’s growth and size on its performance and expenses. The Board noted that Lyrical limited fees and/or reimbursed expenses for each Fund in order to reduce each Fund’s operating expenses to targeted levels. The Board considered the effective advisory fee under the Advisory Agreement as a percentage of assets at different asset levels and possible economies of scale that might be realized if the assets of the Funds increased. The Board noted that the advisory fee schedule for the Funds currently did not have breakpoints, and considered Lyrical’s assertion that adding breakpoints was not appropriate at this time. The Board noted that if the Funds’ assets increase over time, the Funds might realize other economies of scale if assets increase proportionally more than certain other expenses.

Financial Condition of the Adviser and Adviser Profitability

Additionally, the Board took into consideration the financial condition and profitability of Lyrical and the direct and indirect benefits derived by Lyrical from its relationship with the Funds. The information considered by the Board included operating profit margin information for Lyrical’s business as a whole. The Board considered Lyrical’s commitment to contractually limit each Fund’s net operating expenses. The Board reviewed the profitability of Lyrical’s relationship with each Fund both before and after tax expenses. The Board noted that the International Value Equity Fund was not profitable. With respect to the U.S. Value Equity Fund, the Board recognized that Lyrical should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the risk it assumes as investment adviser. Based upon its review, the Board concluded that Lyrical’s level of profitability, if any, from its relationship with the Funds was reasonable and not excessive. The Board also considered whether Lyrical has the financial wherewithal to continue to provide services to the Funds, noting its ongoing commitment to provide support and resources to the Funds as needed.

LYRICAL FUNDS
ADDITIONAL INFORMATION (Unaudited) (Continued)

Fall-Out Benefits

The Board discussed the direct and indirect benefits derived by Lyrical from its relationship with the Funds. The Board also noted that Lyrical derives benefits to its reputation and other benefits from its relationship with the Funds.

In considering the renewal of the Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors. The Trustees evaluated all information available to them. The Board concluded the following: (a) Lyrical demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (b) Lyrical maintains an appropriate compliance program; (c) the overall performance of each Fund is satisfactory relative to the performance of funds with similar investment objectives and relevant indices; and (d) each Fund’s advisory fee is reasonable in light of the services received by the Fund from Lyrical and the other factors considered. Based on their conclusions, the Trustees determined with respect to the Funds that continuation of the Advisory Agreement was in the best interests of each Fund and its shareholders.

Q3 All-Season Systematic Opportunities Fund
Institutional Class (QASOX)
C Class (QCSOX)

Q3 All-Season Tactical Fund
Institutional Class (QAITX)
C Class (QACTX)

Semi-Annual Financial Statements and
Additional Information
May 31, 2025
(Unaudited)

Q3 ALL-SEASON SYSTEMATIC OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
May 31, 2025 (Unaudited)
MONEY MARKET FUNDS — 78.5%	Shares	Value
First American Government Obligations Fund - Class X, 4.23% (a) (Cost $146,067,443)	146,067,443	$146,067,443

Other Assets in Excess of Liabilities — 21.5%		40,049,394

Net Assets — 100.0%		$186,116,837

(a)	The rate shown is the 7-day effective yield as of May 31, 2025.

SCHEDULE OF FUTURES CONTRACTS

				Value/
		Expiration	Notional	Unrealized
FUTURES CONTRACTS	Contracts	Date	Value	Appreciation
Index Futures
S&P 500 E-Mini Futures	298	6/21/2025	$88,148,400	$793,970

The average monthly notional value of futures contracts during the six months ended May 31, 2025 was $71,885,033.

See accompanying notes to financial statements.

1

Q3 ALL-SEASON TACTICAL FUND
SCHEDULE OF INVESTMENTS
May 31, 2025 (Unaudited)
MONEY MARKET FUNDS — 91.1%	Shares	Value
First American Government Obligations Fund - Class X, 4.23% (a) (Cost $30,127,698)	30,127,698	$30,127,698

Other Assets in Excess of Liabilities — 8.9%		2,925,428

Net Assets — 100.0%		$33,053,126

(a)	The rate shown is the 7-day effective yield as of May 31, 2025.

SCHEDULE OF FUTURES CONTRACTS AND FUTURES CONTRACTS SOLD SHORT

				Value/
		Expiration	Notional	Unrealized
FUTURES CONTRACTS	Contracts	Date	Value	Appreciation
Index Futures
NASDAQ 100 E-Mini Futures	39	6/23/2025	$16,673,865	$342,514

				Value/
		Expiration	Notional	Unrealized
FUTURES CONTRACTS SOLD SHORT	Contracts	Date	Value	Depreciation
Treasury Futures
U.S. Treasury Bond Futures	73	09/20/25	$8,233,031	$(63,026)

The average monthly notional value of futures contracts during the six months ended May 31, 2025 was $23,621,045.

The average monthly notional value of futures sold short during the six months ended May 31, 2025 was $4,560,552.

See accompanying notes to financial statements.

2

Q3 ALL-SEASON FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
May 31, 2025 (Unaudited)
	Q3 All-Season	Q3 All-Season
	Systematic	Tactical
	Opportunities Fund	Fund
ASSETS
Investments in securities:
At cost	$146,067,443	$30,127,698
At value (Note 2)	$146,067,443	$30,127,698
Margin deposits for futures contracts (Note 2)	39,253,787	2,803,605
Receivable for capital shares sold	626,895	39,589
Dividends receivable	501,768	105,079
Other assets	34,536	24,250
Total assets	186,484,429	33,100,221

LIABILITIES
Variation margin payable (Notes 2 & 5)	109,905	—
Payable for capital shares redeemed	66,314	507
Payable to Adviser (Note 4)	153,420	25,369
Payable to administrator (Note 4)	23,333	11,264
Accrued distribution fees (Note 4)	2,308	1,359
Other accrued expenses	12,312	8,596
Total liabilities	367,592	47,095

CONTINGENCIES AND COMMITMENTS (NOTE 8)	—	—

NET ASSETS	$186,116,837	$33,053,126

NET ASSETS CONSIST OF:
Paid-in capital	$177,789,995	$56,939,078
Accumulated earnings (deficit)	8,326,842	(23,885,952)
NET ASSETS	$186,116,837	$33,053,126

See accompanying notes to financial statements.

3

Q3 ALL-SEASON FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
May 31, 2025 (Unaudited) (Continued)
	Q3 All-Season	Q3 All-Season
	Systematic	Tactical
	Opportunities Fund	Fund
NET ASSET VALUE PER SHARE:
INSTITUTIONAL CLASS
Net assets applicable to Institutional Class	$184,429,926	$31,917,947
Institutional Class shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	18,364,599	3,095,641
Net asset value, offering price and redemption price per share (Note 2)	$10.04	$10.31

C CLASS
Net assets applicable to C Class	$1,686,911	$1,135,179
C Class shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	169,218	116,082
Net asset value, offering price and redemption price per share (Note 2)	$9.97	$9.78

See accompanying notes to financial statements.

4

Q3 ALL-SEASON FUNDS
STATEMENTS OF OPERATIONS
Six Months Ended May 31, 2025 (Unaudited)
	Q3 All-Season	Q3 All-Season
	Systematic	Tactical
	Opportunities Fund	Fund
INVESTMENT INCOME
Dividend income	$3,202,885	$891,672

EXPENSES
Management fees (Note 4)	879,053	232,608
Administration fees (Note 4)	85,099	30,444
Legal fees	31,828	31,828
Fund accounting fees (Note 4)	29,308	22,845
Registration and filing fees - Institutional Class	23,299	10,640
Registration and filing fees - C Class	3,097	4,494
Transfer agent fees (Note 4)	17,079	20,494
Trustees’ fees and expenses (Note 4)	13,370	13,370
Audit and tax services fees	8,800	8,950
Compliance fees and expenses (Note 4)	10,323	6,661
Shareholder reporting expenses	7,509	6,882
Distribution fees - C Class (Note 4)	6,741	6,976
Custody and bank service fees	7,657	3,354
Borrowing costs (Note 6)	5,621	2,102
Postage and supplies	2,532	2,825
Insurance	1,991	1,586
Other expenses	9,778	6,963
Total expenses	1,143,085	413,022
Management fees reduced by the adviser (Note 4)	—	(2,755)
Management fees recouped (Note 4)	168	—
Net expenses	1,143,253	410,267

NET INVESTMENT INCOME	2,059,632	481,405

See accompanying notes to financial statements.

5

Q3 ALL-SEASON FUNDS
STATEMENTS OF OPERATIONS
Six Months Ended May 31, 2025 (Unaudited) (Continued)
	Q3 All-Season	Q3 All-Season
	Systematic	Tactical
	Opportunities Fund	Fund
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FUTURES CONTRACTS
Net realized gains (losses) from:
Investments	$(291,747)	$233
Long futures contracts (Note 5)	12,261,590	(3,379,488)
Short futures contracts (Note 5)	—	(1,196,764)
Net change in unrealized appreciation (depreciation) on:
Long futures contracts (Note 5)	793,970	325,491
Short futures contracts (Note 5)	—	(23,895)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FUTURES CONTRACTS	12,763,813	(4,274,423)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$14,823,445	$(3,793,018)

See accompanying notes to financial statements.

6

Q3 ALL-SEASON SYSTEMATIC OPPORTUNITIES FUND
STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended	Year Ended
	May 31, 2025	November 30,
	(Unaudited)	2024(a)
FROM OPERATIONS
Net investment income	$2,059,632	$3,456,986
Net realized gains (losses) from:
Investments	(291,747)	8,149,112
Futures contracts (Note 5)	12,261,590	(911,569)
Net change in unrealized appreciation (depreciation) on:
Investments	—	(104,650)
Futures contracts (Note 5)	793,970	—
Net increase in net assets resulting from operations	14,823,445	10,589,879

FROM DISTRIBUTIONS TO SHAREHOLDERS (Note 2)
Institutional Class	(9,192,318)	(14,097,011)
C Class	(56,157)	—
Net decrease in net assets from distributions to shareholders	(9,248,475)	(14,097,011)

CAPITAL SHARE TRANSACTIONS
Institutional Class
Proceeds from shares sold	47,981,155	121,811,355
Net asset value of shares issued in reinvestment of distributions to shareholders	9,071,453	14,086,682
Payments for shares redeemed	(55,499,884)	(113,097,501)
Payments for transfer to C Class	—	(1,000)
Net increase in Institutional Class net assets from capital share transactions	1,552,724	22,799,536

C Class
Proceeds from shares sold	657,246	1,009,715
Net asset value of shares issued in reinvestment
of distributions to shareholders	56,157	—
Payments for shares redeemed	(67,402)	—
Proceeds received for transfer from Institutional Class	—	1,000
Net increase in C Class net assets from capital share transactions	646,001	1,010,715

TOTAL INCREASE IN NET ASSETS	7,773,695	20,303,119

NET ASSETS
Beginning of period	178,343,142	158,040,023
End of period	$186,116,837	$178,343,142

(a)	Except for C Class information, which represents the period from the commencement of C Class operations (October 18, 2024) through November 30, 2024.

See accompanying notes to financial statements.

7

Q3 ALL-SEASON SYSTEMATIC OPPORTUNITIES FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
	Six Months Ended	Year Ended
	May 31, 2025	November 30,
	(Unaudited)	2024 (a)
CAPITAL SHARE ACTIVITY
Institutional Class
Shares sold	4,982,659	12,803,697
Shares reinvested	952,884	1,508,191
Shares redeemed	(5,804,290)	(11,929,725)
Shares redeemed for transfer to C Class	—	(104)
Net increase in shares outstanding	131,253	2,382,059
Shares outstanding at beginning of period	18,233,346	15,851,287
Shares outstanding at end of period	18,364,599	18,233,346
C Class
Shares sold	67,285	103,625
Shares reinvested	5,905	—
Shares redeemed	(7,701)	—
Shares received for transfer from Institutional Class	—	104
Net increase in shares outstanding	65,489	103,729
Shares outstanding at beginning of period	103,729	—
Shares outstanding at end of period	169,218	103,729

(a)	Except for C Class information, which represents the period from the commencement of C Class operations (October 18, 2024) through November 30, 2024.

See accompanying notes to financial statements.

8

Q3 ALL-SEASON TACTICAL FUND
STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended	Year Ended
	May 31, 2025	November 30,
	(Unaudited)	2024
FROM OPERATIONS
Net investment income (loss)	$481,405	$(84,602)
Net realized gains (losses) from:
Investments	233	13,050,091
Futures contracts (Note 5)	(4,576,252)	(899,616)
Net change in unrealized appreciation (depreciation) on:
Investments	—	(2,504,690)
Futures contracts (Note 5)	301,596	(22,108)
Net increase (decrease) in net assets resulting from operations	(3,793,018)	9,539,075

FROM DISTRIBUTIONS TO SHAREHOLDERS (Note 2)
Institutional Class	(228,145)	—
C Class	(3,382)	—
Net decrease in net assets from distributions to shareholders	(231,527)	—

CAPITAL SHARE TRANSACTIONS
Institutional Class
Proceeds from shares sold	8,804,561	38,687,619
Net asset value of shares issued in reinvestment of distributions to shareholders	226,578	—
Payments for shares redeemed	(28,569,807)	(35,226,678)
Net increase (decrease) in Institutional Class net assets from capital share transactions	(19,538,668)	3,460,941

C Class
Proceeds from shares sold	110,700	100,000
Net asset value of shares issued in reinvestment of distributions to shareholders	2,371	—
Payments for shares redeemed	(366,422)	(999,852)
Net decrease in C Class net assets from capital share transactions	(253,351)	(899,852)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(23,816,564)	12,100,164

NET ASSETS
Beginning of period	56,869,690	44,769,526
End of period	$33,053,126	$56,869,690

See accompanying notes to financial statements.

9

Q3 ALL-SEASON TACTICAL FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
	Six Months Ended	Year Ended
	May 31, 2025	November 30,
	(Unaudited)	2024
CAPITAL SHARE ACTIVITY
Institutional Class
Shares sold	811,279	3,560,028
Shares reinvested	21,828	—
Shares redeemed	(2,631,247)	(3,261,966)
Net increase (decrease) in shares outstanding	(1,798,140)	298,062
Shares outstanding at beginning of period	4,893,781	4,595,719
Shares outstanding at end of period	3,095,641	4,893,781

C Class
Shares sold	10,079	10,310
Shares reinvested	241	—
Shares redeemed	(36,507)	(101,970)
Net decrease in shares outstanding	(26,187)	(91,660)
Shares outstanding at beginning of period	142,269	233,929
Shares outstanding at end of period	116,082	142,269

See accompanying notes to financial statements.

10

Q3 ALL-SEASON SYSTEMATIC OPPORTUNITIES FUND
INSTITUTIONAL CLASS
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period:
	Six Months
	Ended		Year Ended		Year Ended		Year Ended	Year Ended	Period Ended
	May 31, 2025		November 30,		November 30,		November 30,	November 30,	November 30,
	(Unaudited)		2024		2023		2022	2021	2020 (a)
Net asset value at beginning of period	$9.73		$9.97		$9.40		$10.52	$9.94	$10.00
Income (loss) from investment operations:
Net investment income (loss) (b)(c)	0.11		0.18		0.18		(0.03)	(0.13)	(0.11)
Net realized and unrealized gains (losses) on investments and futures contracts	0.72		0.45		0.47	(d)	(0.45)	0.71	0.05	(d)
Total from investment operations	0.83		0.63		0.65		(0.48)	0.58	(0.06)
Less distributions from:
Net investment income	(0.14)		(0.10)		—		—	—	—
Net realized gains	(0.38)		(0.77)		(0.08)		(0.64)	—	—
Total distributions	(0.52)		(0.87)		(0.08)		(0.64)	—	—
Net asset value at end of period	$10.04		$9.73		$9.97		$9.40	$10.52	$9.94
Total return (e)	8.84	% (f)	6.72%		6.92%		(5.14%)	5.83%	(0.60	%) (f)
Net assets at end of period (000’s)	$184,430		$177,336		$158,040		$3,431	$6,048	$4,491
Ratios/supplementary data:
Ratio of total expenses to average net assets (g)	1.29	% (h)(j)	1.24%		1.40%		5.46%	4.20%	6.10	% (h)
Ratio of net expenses to average net assets (g)(i)	1.29	% (h)(j)	1.28%		1.83%		1.94%	1.94%	1.94	% (h)
Ratio of net investment income (loss) to average net assets (c)(g)(i)	2.35	% (h)	1.94%		1.78%		(0.34%)	(1.19%)	(1.31	%) (h)
Portfolio turnover rate	2676	% (f)(k)	8158	% (k)	6171	% (k)	517%	441%	523	% (f)

(a)	Represents the period from the commencement of operations (December 30, 2019) through November 30, 2020.

(b)	Per share net investment income (loss) has been determined on the basis of average number of shares outstanding during the period.

(c)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.

(d)	Represents a balancing figure derived from other amounts in the financial highlights table that captures all other changes affecting net asset value per share. This per share amount does not correlate to the aggregate of the net realized and unrealized losses on the Statement of Operations for the same period.

(e)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares.

(f)	Not annualized.

(g)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses of the underlying investment companies in which the Fund invests.

(h)	Annualized.

(i)	Ratio was determined after fee reductions and/or expense reimbursements/recoupments (Note 4).

(j)	Includes 0.00%(h) of borrowing costs for the period ended May 31, 2025 (Note 6).

(k)	Given market conditions during the period, the Fund rotated assets into and out of positions on a periodic basis and the Fund’s portfolio was traded frequently.

See accompanying notes to financial statements.

11

Q3 ALL-SEASON SYSTEMATIC OPPORTUNITIES FUND
C SHARE CLASS
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout each Period:
	Six Months
	Ended		Period Ended
	May 31, 2025		November 30,
	(Unaudited)		2024 (a)
Net asset value at beginning of period	$9.71		$9.61
Income from investment operations:
Net investment income (b)(c)	0.04		0.02
Net realized and unrealized gains on investments and futures contracts	0.73		0.08
Total from investment operations	0.77		0.10
Less distributions from:
Net investment income	(0.13)		—
Net realized gains	(0.38)		—
Total distributions	(0.51)		—
Net asset value at end of period	$9.97		$9.71
Total return (d)	8.14	% (e)	1.04	% (e)
Net assets at end of period (000’s)	$1,687		$1,007
Ratios/supplementary data:
Ratio of total expenses to average net assets (f)	2.72	% (g)(i)	3.15	% (g)
Ratio of net expenses to average net assets (f)(h)	2.74	% (g)(i)	2.79	% (g)
Ratio of net investment income to average net assets (c)(f)(h)	0.89	% (g)	1.55	% (g)
Portfolio turnover rate(j)	2676	% (e)	8158%

(a)	Represents the period from the commencement of operations (October 18, 2024) through November 30, 2024.

(b)	Per share net investment income has been determined on the basis of average number of shares outstanding during the period.

(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.

(d)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares.

(e)	Not annualized.

(f)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of expenses of the underlying investment companies in which the Fund invests.

(g)	Annualized.

(h)	Ratio was determined after fee reductions and/or expense reimbursements/recoupments (Note 4).

(i)	Includes 0.00%(g) of borrowing costs for the period ended May 31, 2025 (Note 6).

(j)	Given market conditions during the period, the Fund rotated assets into, and out of, positions on a periodic basis due to its tactical trading mandate, and the Fund’s portfolio was traded frequently.

See accompanying notes to financial statements.

12

Q3 ALL-SEASON TACTICAL FUND
INSTITUTIONAL CLASS
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period:
	Six Months
	Ended		Year Ended		Year Ended		Year Ended		Year Ended		Period Ended
	May 31, 2025		November 30,		November 30,		November 30,		November 30,		November 30,
	(Unaudited)		2024		2023		2022		2021		2020 (a)
Net asset value at beginning of period	$11.31		$9.29		$8.45		$13.80		$12.06		$10.00
Income (loss) from investment operations:
Net investment income (loss) (b)(c)	0.12		(0.01)		(0.01)		(0.06)		(0.09)		(0.11)
Net realized and unrealized gains (losses) on investments and futures contracts	(1.06)		2.03		0.85		(4.30)		2.72		2.17
Total from investment operations	(0.94)		2.02		0.84		(4.36)		2.63		2.06
Less distributions from:
Net investment income	(0.06)		—		—		—		—		—
Net realized gains	—		—		—		(0.99)		(0.89)		—
Total distributions	(0.06)		—		—		(0.99)		(0.89)		—
Net asset value at end of period	$10.31		$11.31		$9.29		$8.45		$13.80		$12.06
Total return (d)	(8.33	%) (f)	21.74%		9.94%		(34.03%)		23.10	% (e)	20.60	% (f)
Net assets at end of period (000’s)	$31,918		$55,340		$42,675		$50,871		$148,813		$71,884
Ratios/supplementary data:
Ratio of total expenses to average net assets (g)	1.73	% (h)(i)	1.58	% (i)	1.68	% (i)	1.36%		1.32%		1.55	% (h)
Ratio of net expenses to average net assets (g)	1.73	% (h)(i)	1.58	% (i)	1.68	% (i)	1.36%		1.32%		1.55	% (h)
Ratio of net investment income (loss) to average net assets (c)(g)	2.11	% (h)	(0.12%)		(0.05%)		(0.59%)		(0.73%)		(1.10	%) (h)
Portfolio turnover rate	0	% (f)	795	% (j)	2004	% (j)	3770	% (j)	1639	% (j)	3078	% (f)(j)

(a)	Represents the period from the commencement of operations (December 30, 2019) through November 30, 2020.

(b)	Per share net investment income (loss) has been determined on the basis of average number of shares outstanding during the period.

(c)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.

(d)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares.

(e)	During the year ended November 30, 2021, the Fund received a payment from the Adviser of $336,826 for losses realized on the disposal of the investments purchased in violation of investment restrictions, which otherwise would have reduced the total return by 0.27%.

(f)	Not annualized.

(g)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses of the underlying investment companies in which the Fund invests.

(h)	Annualized.

(i)	Includes 0.01%(h), 0.00%, and 0.06% of borrowing costs for the periods ended May 31, 2025, November 30, 2024, and November 30, 2023, respectively (Note 6).

(j)	Given market conditions during the period, the Fund rotated assets into and out of positions on a periodic basis and the Fund’s portfolio was traded frequently.

See accompanying notes to financial statements.

13

Q3 ALL-SEASON TACTICAL FUND
C SHARE CLASS
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period:
	Six Months
	Ended		Year Ended		Year Ended		Year Ended		Period Ended
	May 31, 2025		November 30,		November 30,		November 30,		November 30,
	(Unaudited)		2024		2023		2022		2021 (a)
Net asset value at beginning of period	$10.76		$8.95		$8.25		$13.65		$11.53
Income (loss) from investment operations:
Net investment income (loss)(b)(c)	0.05		(0.15)		(0.12)		(0.17)		(0.22)
Net realized and unrealized gains (losses) on investments and futures contracts	(1.01)		1.96		0.82		(4.24)		2.34
Total from investment operations	(0.96)		1.81		0.70		(4.41)		2.12
Less distributions from:
Net investment income	(0.02)		—		—		—		—
Net realized gains	—		—		—		(0.99)		—
Total distributions	(0.02)		—		—		(0.99)		—
Net asset value at end of period	$9.78		$10.76		$8.95		$8.25		$13.65
Total return (d)	(8.88	%) (f)	20.22%		8.48%		(34.82%)		18.39	% (e)(f)
Net assets at end of period (000’s)	$1,135		$1,530		$2,094		$2,690		$3,260
Ratios/supplementary data:
Ratio of total expenses to average net assets (g)	3.35	% (h)(j)	3.05	% (j)	3.03	% (j)	2.65%		2.72	% (h)
Ratio of net expenses to average net assets (g)	2.95	% (h)(i)(j)	2.94	% (i)(j)	3.03	% (i)(j)	2.65%		2.72	% (h)
Ratio of net investment income (loss) to average net assets (c)(g)	0.89	% (h)(i)	(1.46	%) (i)	(1.42%)		(1.73%)		(2.42	%) (h)
Portfolio turnover rate	0	% (f)	795	% (k)	2004	% (k)	3770	% (k)	1639	% (f)(k)

(a)	Represents the period from the commencement of operations (March 18, 2021) through November 30, 2021.

(b)	Per share net investment income (loss) has been determined on the basis of average number of shares outstanding during the period.

(c)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.

(d)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares.

(e)	During the year ended November 30,2021, the Fund received a payment from the Adviser of $336,826 for losses realized on the disposal of the investments purchased in violation of investment restrictions, which otherwise would have reduced the total return by 0.27% (Note 4).

(f)	Not annualized.

(g)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses of the underlying investment companies in which the Fund invests.

(h)	Annualized.

(i)	Ratio was determined after fee reductions (Note 4).

(j)	Includes 0.01%(h), 0.00%, and 0.06% of borrowing costs for the periods ended May 31, 2025, November 30, 2024, and November 30, 2023, respectively (Note 6).

(k)	Given market conditions during the period, the Fund rotated assets into, and out of, positions on a periodic basis due to its tactical trading mandate, and the Fund’s portfolio was traded frequently.

See accompanying notes to financial statements.

14

Q3 ALL-SEASON FUNDS
NOTES TO FINANCIAL STATEMENTS
May 31, 2025 (Unaudited)

1. Organization

Q3 All-Season Systematic Opportunities Fund and Q3 All-Season Tactical Fund (individually, a “Fund” and collectively, the “Funds”) are each a diversified series of Ultimus Managers Trust (the “Trust”), an open-end investment company established as an Ohio business trust under a Declaration of Trust dated February 28, 2012. Other series of the Trust are not incorporated in this report. The Funds commenced operations on December 30, 2019. The Funds may at times invest in other investment companies which would make them “funds of funds”.

Q3 All-Season Systematic Opportunities Fund seeks to achieve capital appreciation.

Q3 All-Season Tactical Fund seeks a positive rate of return over a calendar year regardless of market conditions.

The Q3 All-Season Systematic Opportunities Fund currently offers two classes of shares: Institutional Class shares (sold without any sales loads, but subject to an administrative services plan fee of up to 0.25% and requiring a $100,000 initial investment) and C Class shares (sold without any sales loads, but subject to a distribution and/or shareholder service fee of up to 1.00% of the average daily net assets attributable to C Class shares and requiring a $1,000 minimum initial investment). Each share class represents an ownership interest in the same investment portfolio.

The Q3 All-Season Tactical Fund currently offers two classes of shares: Institutional Class shares (sold without any sales loads, but subject to an administrative services plan fee of up to 0.25% and requiring a $100,000 initial investment) and C Class shares (sold without any sales loads, but subject to a distribution and/or shareholder service fee of up to 1.00% of the average daily net assets attributable to C Class shares and requiring a $1,000 minimum initial investment). Each share class represents an ownership interest in the same investment portfolio.

The Funds have adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (“Topic 280”) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is Q3 Asset Management Corporation (the “Adviser”), the investment adviser of the Funds. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

15

Q3 ALL-SEASON FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

2. Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

Securities and futures valuation – Each Fund values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. Exchange-traded funds (“ETFs”) are valued at the security’s last sale price on the primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. Investments representing shares of other open-end investment companies, except ETFs but including money market funds, are valued at their net asset value (“NAV”) as reported by such companies. The Funds value their exchange-traded futures contracts at their last sale price as of the close of regular trading on the NYSE. Prices for futures contracts are monitored daily by the Adviser, as the Funds’ valuation designee, until the close of regular trading to determine is fair valuation is required. When using a quoted price and when the market is considered active, these securities will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Funds value their securities and other assets at fair value as determined by the Adviser, in accordance with procedures adopted by the Board of Trustees of the Trust (the “Board”) pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”). Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate each Fund’s NAV may differ from quoted or published prices for the same securities.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure

16

Q3 ALL-SEASON FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of each Fund’s investments and other financial instruments and the inputs used to value the investments and other financial instruments as of May 31, 2025:

Q3 All-Season Systematic Opportunities Fund	Level 1	Level 2	Level 3	Total
Investments in Securities
Money Market Funds	$146,067,443	$—	$—	$146,067,443
Total	$146,067,443	$—	$—	$146,067,443

Other Financial Instruments
Futures Contracts	$793,970	$—	$—	$793,970
Total	$793,970	$—	$—	$793,970

Q3 All-Season Tactical Fund	Level 1	Level 2	Level 3	Total
Investments in Securities
Money Market Funds	$30,127,698	$—	$—	$30,127,698
Total	$30,127,698	$—	$—	$30,127,698

Other Financial Instruments
Futures Contracts	$342,514	$—	$—	$342,514
Futures Contracts Sold Short	(63,026)	—	—	(63,026)
Total	$279,488	$—	$—	$279,488

The Funds did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the six months ended May 31, 2025. Other Financial Instruments are futures contracts and futures contracts sold short which are valued at the unrealized appreciation (depreciation) as of May 31, 2025.

Share valuation – The NAV per share of each class of each Fund is calculated daily by dividing the total value of the assets attributable to that class, less liabilities attributable to that class, by the number of shares outstanding of that class. The offering price and redemption price per share of each class of each Fund is equal to the NAV per share of such class.

Investment income – Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the security received.

17

Q3 ALL-SEASON FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

Investment transactions – Investment transactions are accounted for on the trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

Allocation between classes – Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each Class of a Fund based upon its proportionate share of total net assets of that Fund. Class-specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares of a Fund based upon its proportionate share of total net assets of that Fund. Distribution fees and registration and filing fees are class specific expenses.

Common expenses – Common expenses of the Trust are allocated among the Funds and the other series of the Trust based on the relative net assets of each series, the number of series in the Trust, or the nature of the services performed and the relative applicability to each series.

Distributions to shareholders – Dividends arising from net investment income, if any, are declared and paid quarterly to shareholders for Q3 All-Season Tactical Fund and annually for Q3 All-Season Systematic Opportunities Fund. Net realized capital gains, if any, are distributed at least once each year. The amount of such dividends and distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date. The tax character of distributions paid to shareholders by the Funds during the periods ended May 31, 2025 and November 30, 2024 was as follows:

	Period	Ordinary	Long-Term	Total
	Ended	Income	Capital Gains	Distributions
Q3 All-Season Systematic Opportunities Fund	5/31/2025	$9,248,475	$—	$9,248,475
	11/30/2024	$14,045,899	$51,112	$14,097,011
Q3All-Season Tactical Fund	5/31/2025	$231,527	$—	$231,527
	11/30/2024	$—	$—	$—

Futures contracts – The Funds use futures contracts to gain exposure to or to hedge against changes in the value of equities, real estate, interest rates or commodities. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. When the Funds purchase or sell a futures contract, no price is paid to or received by the Funds. Instead, the Funds are required to deposit in a segregated asset account an amount of cash or qualifying securities currently ranging from 2% to 10% of the contract amount. This is called the “initial margin deposit.” Subsequent payments, known as “variation margin,” are made or received by the Funds each day, depending on the daily fluctuations in the fair value of the underlying asset. The Funds recognize an unrealized gain or loss equal to the daily variation margin. If market

18

Q3 ALL-SEASON FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the futures contracts and may realize a loss. The margin deposits for futures contracts and the variation receivable/payable are reported on the Statements of Assets and Liabilities.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increase (decrease) in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal income tax – Each Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Funds of liability for federal income taxes to the extent 100% of their net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of November 30, 2024:

	Q3 All-Season
	Systematic	Q3 All-Season
	Opportunities Fund	Tactical Fund
Tax cost of investments	$159,912,388	$51,624,491
Gross unrealized appreciation	$—	$—
Gross unrealized depreciation	—	—
Net unrealized appreciation	—	—
Undistributed ordinary income	3,264,955	—
Accumulated capital and other losses	(513,083)	(19,861,407)
Distributable earnings (accumulated deficit)	$2,751,872	$(19,861,407)

The federal tax cost, unrealized appreciation as of May 31, 2025 is as follows:

Q3 All-Season
	Systematic	Q3 All-Season
	Opportunities Fund	Tactical Fund
Tax cost of investments	$146,067,443	$30,127,698
Gross unrealized appreciation	$—	$—
Gross unrealized depreciation	—	—
Net unrealized appreciation	$—	$—

19

Q3 ALL-SEASON FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

The difference, if any, between the federal income tax cost of investments and the financial statement cost of investments for the Funds is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature.

As of November 30, 2024, Q3 All-Season Systematic Opportunities Fund had short-term capital loss carryforwards (“CLCFs”) for income tax purposes in the amount of $513,083. As a result of an ownership change, Q3 All-Season Systematic Opportunities Fund is eligible to utilize this amount to offset the current year and future net realized capital gains, if any, subject to an annual limitation under Code Section 382 of $96,234. As of November 30, 2024, Q3 All-Season Tactical Fund had short-term CLCFs in the amount of $19,164,715 and long-term CLCFs in the amount of $553,035 for income tax purposes. These CLCFs, which do not expire, may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

The Funds recognize the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” of being sustained assuming examination by tax authorities. Management has reviewed each Fund’s tax positions for the current and all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Funds identify their major tax jurisdiction as U.S. Federal.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the six months ended May 31, 2025, the Funds did not incur any interest or penalties.

3. Investment Transactions

For the six months ended May 31, 2025, cost of purchases and proceeds from sales of investment securities, other than short-term investments, amounted to $55,854,043, and $55,561,607, respectively, for Q3 All-Season Systematic Opportunities Fund and $0 and $0, respectively, for Q3 All-Season Tactical Fund.

4. Transactions with Related Parties

INVESTMENT MANAGEMENT AGREEMENT

The Funds’ investments are managed by the Adviser pursuant to the terms of an Investment Advisory Agreement. Each Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at the annual rate of 1.00% of average daily net assets. During the six months ended May 31, 2025, the Adviser earned $879,053 and $232,608 of fees under the Investment Management Agreement for Q3 All-Season Systematic Opportunities Fund and Q3 All-Season Tactical Fund, respectively.

20

Q3 ALL-SEASON FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

Pursuant to an Expense Limitation Agreement (“ELA”) between each Fund and the Adviser, the Adviser has contractually agreed, until March 31, 2026, to reduce management fees and reimburse other expenses to the extent necessary to limit total annual fund operating expenses of the Q3 All-Season Tactical Fund and the All-Season Systematic Opportunities Fund (exclusive of brokerage costs; taxes; interest; borrowing costs such as interest and dividend expenses on securities sold short; costs to organize the Fund; acquired fund fees and expenses; extraordinary expenses such as litigation and merger or reorganization costs; and other expenses not incurred in the ordinary course of the Fund’s business) to an amount not exceeding the following percentages of average daily net assets attributable to each respective class, if applicable:

All-Season Systematic Opportunities Fund
Institutional Class	C Class
1.79%	2.79%

All-Season Tactical Fund
Institutional Class	C Class
1.94%	2.94%

Accordingly, during the six months ended May 31, 2025, the Adviser reduced management fees in the amount of $2,755 for Q3 All-Season Tactical Fund.

Under the terms of the ELA, management fee reductions and expense reimbursements by the Adviser are subject to repayment by the Funds for a period of thirty-six months after the date on which such fees and expenses were incurred or waived, provided that the repayments do not cause total annual fund operating expenses (exclusive of such reductions and reimbursements) to exceed: (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. During the six months ended May 31, 2025, the Adviser recouped $168 of prior years’ management fee reductions and expense reimbursements from the Q3 All-Season Systematic Opportunities Fund. As of May 31, 2025, the Adviser may seek repayments of management fee reductions and expense reimbursement no later than below:

Q3 All-Season
Tactical Fund
November 30, 2027	$1,815
May 31, 2028	2,755
Total	$4,570

21

Q3 ALL-SEASON FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting, and transfer agency services to the Funds. The Funds pay Ultimus fees in accordance with the agreements for such services. In addition, the Funds pay out-of-pocket expenses including, but not limited to, postage, supplies, and certain costs related to the pricing of the Funds’ portfolio securities.

Under the terms of a Consulting Agreement with the Trust, Northern Lights Compliance Services, LLC (“NLCS”) provides an Anti-Money Laundering Officer and Chief Compliance Officer to the Trust, as well as related compliance services. Under the terms of the agreement, NLCS receives fees from the Funds. NLCS is a wholly-owned subsidiary of Ultimus.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as the principal underwriter to the Funds. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated partially by the Adviser and partially by the C Class shares of each fund for acting as principal underwriter.

Certain officers of the Trust are also officers of Ultimus and are not paid by the Funds for serving such capacities.

DISTRIBUTION PLAN

The Funds have adopted a plan of distribution (the “Plan”), pursuant to Rule 12b-1 under the 1940 Act, which permits C Class shares of the Funds to directly incur or reimburse the Funds’ principal underwriter for certain expenses related to the distribution of its shares. The annual limitation for payment of expenses pursuant to the Plan 1.00% of the Funds’ average daily net assets allocable to C Class shares. The Funds have not adopted a plan of distribution with respect to the Institutional Class shares. During the six months ended May 31, 2025, the C Class shares incurred $6,741 and $6,976 of distribution fees under the Plan for the Q3 All-Season Systematic Opportunities Fund and Q3 All-Season Tactical Fund, respectively.

ADMINISTRATIVE SERVICES PLAN

The Trust has adopted an Administrative Services Plan (the “Administrative Service Plan”) for the Institutional Shares of the Funds. The Administrative Service Plan allows the Funds to use the net assets of the Institutional Shares to pay financial intermediaries that provide services relating to Institutional Shares. The Administrative Service Plan permits payments for the provision of certain administrative, recordkeeping and other non-distribution related services to Institutional Share shareholders. The Administrative Service Plan permits the Funds to make service fee payments at an annual rate of up to 0.25% of each Fund’s average daily net assets attributable to its Institutional Shares. During the six months ended May 31, 2025, no fees were incurred by the Funds under the Administrative Service Plan.

22

Q3 ALL-SEASON FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

TRUSTEE COMPENSATION

Each member of the Board who is not an “interested person” (as defined by the 1940 Act, as amended) of the Trust receives an annual retainer and meeting fees, plus reimbursement for travel and other meeting-related expenses.

PRINCIPAL HOLDERS OF FUND SHARES

As of May 31, 2025, the following shareholders owned of record 25% or more of the outstanding shares of the Funds:

NAME OF RECORD OWNER	% Ownership
Q3 All-Season Systematic Opportunities Fund
E*TRADE Savings Bank (for the benefit of its customers)	56%
Q3 All-Season Tactical Fund
E*TRADE Savings Bank (for the benefit of its customers)	67%
Charles Schwab & Co., Inc. (for the benefit of its customers)	26%

A beneficial owner of 25% or more of a Fund’s outstanding shares may be considered a controlling person of the Fund. That shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting.

5. Derivatives Transactions

The Funds’ positions in derivative instruments as of May 31, 2025 are recorded in the following location on the Statements of Assets and Liabilities:

Derivative Investment Type	Location
Futures contracts	Variation margin payable

23

Q3 ALL-SEASON FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

The following table sets forth the values of variation margin of the Funds as of May 31, 2025:

Q3 All-Season Systematic Opportunities Fund
Variation Margin
Type of Derivative and Risk	Receivable	(Payable)	Total

Futures contracts
Index	$—	$(109,905)	$(109,905)
Total	$—	$(109,905)	$(109,905)

Q3 All-Season Tactical Fund
Variation Margin
Type of Derivative and Risk	Receivable	(Payable)	Total

Futures contracts
Index	$—	$—	$—
Treasury	—	—	—
Total	$—	$—	$—

The Funds’ transactions in derivative instruments during the six months ended May 31, 2025 are recorded in the following locations on the Statements of Operations:

Derivative Investment Type	Location
Futures contracts	Net realized gains (losses) from long futures contracts and short futures contracts
Net change in unrealized appreciation (depreciation) on long futures contracts and short futures contracts

24

Q3 ALL-SEASON FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

The following is a summary of the Funds’ net realized gains (losses) and net change in unrealized appreciation (depreciation) on derivative instruments recognized on the Statements of Operations during the six months ended May 31, 2025:

		Net Change
		in Unrealized
	Net Realized	Appreciation
Type of Derivative and Risk	Gains (Losses)	(Depreciation)
Q3 All-Season Systematic Opportunities Fund
Futures contracts
Index	$12,261,590	$793,970
Total	$12,261,590	$793,970
Q3 All-Season Tactical Fund

Futures contracts
Index	$(3,379,488)	$325,491
Treasury	(1,196,764)	(23,895)
Total	$(4,576,252)	$301,596

6. Borrowing Costs

From time to time, the Funds may have an overdrawn cash balance at the custodian due to redemptions or market movements. When this occurs, the Funds will incur borrowing costs charged by the custodian. Accordingly, during the six months ended May 31, 2025, the Q3 All-Season Systematic Opportunities Fund and Q3 All-Season Tactical Fund incurred $5,621 and $2,102 of borrowing costs charged by the custodian, respectively.

7. Investments in Other Investment Companies

Each Fund may invest a significant portion of its assets in shares of one or more investment companies, including ETFs, open-end mutual funds and money market mutual funds. Each Fund will incur additional indirect expenses (acquired fund fees and expenses) to the extent it invests in shares of other investment companies.

In order to maintain sufficient liquidity to implement investment strategies, or for temporary defensive purposes, a Fund may at times invest a significant portion of its assets in shares of a money market fund. As of May 31, 2025, Q3 All-Season Systematic Opportunities Fund had 78.5% of the value of its net assets invested in shares of First American Government Obligations Fund - Class X (“FGXXX”), a money market fund registered under the 1940 Act. As of May 31, 2025, Q3 All-Season Tactical Fund had 91.1% of the value of its net assets invested in shares of First American Government Obligations Fund - Class X (“FGXXX”), a money market fund registered under the 1940 Act. An investment in a money market fund is not insured or guaranteed by the Federal

25

Q3 ALL-SEASON FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

Deposit Insurance Corporation or any other government agency, entity or person. While investor losses in money market funds have been rare, they are possible. A Fund incurs additional indirect expenses due to acquired fund fees and expenses to the extent it invests in shares of money market funds. The financial statements for FGXXX can be found at www.sec.gov.

8. Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

9. Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events except the following:

On June 30, 2025, the Q3 All-Season Tactical Fund paid the following to shareholders of record on June 27, 2025:

Income
Per Share
Q3 All-Season Tactical Fund - Institutional Class	$0.0354
Q3 All-Season Tactical Fund - C Class	$0.0114

26

Q3 ALL-SEASON FUNDS
ADDITIONAL INFORMATION (Unaudited)

Changes in and/or Disagreements with Accountants

There were no changes in and/or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

The Board of Trustees (the “Board”), including the Independent Trustees voting separately, has reviewed and approved the continuance of the Q3 All-Season Systematic Opportunities Fund’s (the “Systematic Opportunities Fund”) and the Q3 All-Season Tactical Fund’s (the “Tactical Fund”, together with the Systematic Opportunities Fund, the “Funds”) Investment Advisory Agreement with Q3 Asset Management Corporation (the “Adviser” or “Q3”) for an additional one-year term (the “Advisory Agreement”). The Board approved the continuance of the Advisory Agreement at a meeting held on November 20, 2024, at which all of the Trustees were present (the “Meeting”).

Prior to the Meeting, the Adviser provided a response to a letter sent by the counsel to the Independent Trustees, on their behalf, requesting various information relevant to the Independent Trustees’ consideration of the renewal of the Advisory Agreement with respect to the Funds. In approving the continuance of the Advisory Agreement, the Independent Trustees considered all information they deemed reasonably necessary to evaluate the terms of the Agreement. The principal areas of review by the Independent Trustees were: (1) the nature, extent and quality of the services provided by the Adviser; (2) the investment performance of the Funds; (3) the costs of the services provided and profits realized by the Adviser from the Adviser’s relationship with the Funds; (4) the financial condition of the Adviser; (5) the fall out benefits derived by the Adviser and its affiliates (if any) from its relationship with the Funds and (6) the extent to which economies of scale would be realized as the Funds grow and whether advisory fee levels reflect those economies of scale for the benefit of the Funds’ shareholders. The Independent Trustees’ evaluation of the quality of the Adviser’s services also took into consideration their knowledge gained through presentations and reports from the Adviser over the course of the preceding year. The Independent Trustees’ analysis of these factors is set forth below.

27

Q3 ALL-SEASON FUNDS
ADDITIONAL INFORMATION (Unaudited) (Continued)

Nature, Extent and Quality of Services

The Board evaluated the level and depth of knowledge of Q3, including the professional experience and qualifications of senior personnel. In evaluating the quality of services provided by Q3, the Board took into account its familiarity with Q3’s management through Board meetings, discussions and reports during the preceding year. The Board also took into account Q3’s compliance policies and procedures based on discussion with Q3 and the CCO. The quality of administrative and other services, including Q3’s role in coordinating the activities of the Funds’ other service providers, was also considered. They also noted that Q3 had no affiliated entities. The Board discussed the nature and extent of the services provided by Q3 including, without limitation, Q3’s provision of a continuous investment program for the Funds. The Board considered the qualifications and experience of Q3’s portfolio management which were responsible for the day-to-day management of the Funds. The Board also considered Q3’s succession planning for the portfolio managers of the Funds. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Funds by Q3 under the Advisory Agreement.

Advisory Fees and Expenses and Comparative Accounts

The Board compared the advisory fee and total expense ratio for each Fund with various comparative data. In particular, the Board compared each Fund’s advisory fee and overall expense ratio to the median advisory fees and expense ratios for its custom peer group provided by Broadridge and fees charged to Q3’s other client accounts. In reviewing the comparison in fees and expense ratios between each Fund and comparable funds, the Board also considered the differences in types of funds being compared, the styles of investment management, the size of each Fund relative to the comparable funds, and the nature of the investment strategies. The Board also considered Q3’s commitment to limit each Fund’s expenses under the expense limitation agreement until at least March 31, 2026. The Board noted that the 1.00% advisory fee for the Systematic Opportunities Fund was equal to the median for the other funds in its Broadridge custom peer group and that the overall net expense ratio for the Systematic Opportunities Fund was below the peer group median. The Board further noted that the 1.00% advisory fee for the Tactical Fund was also equal to the median for the other funds in its Broadridge peer group and that the Tactical Fund’s overall net expense ratio was higher than the median expense ratio for the other funds in the custom peer group. The Board noted, however, Q3’s assertion that a peer group comparison was difficult to compile for the Funds due to the nature of tactical investing, as discussed in its 15(c) responses and presentation.

The Board also compared the fees paid by the Funds to the fees paid by other clients of Q3 and considered the similarities and differences in services received by such other clients as compared to the services received by the Funds. The Board noted that each Fund’s fees were lower than the fees charged to Q3’s separately managed account clients.

28

Q3 ALL-SEASON FUNDS
ADDITIONAL INFORMATION (Unaudited) (Continued)

Fund Performance

The Board also considered, among other data, each Fund’s performance results during certain periods ended July 31, 2024, and noted that the Board reviews on a quarterly basis detailed information about each Fund’s performance results, portfolio composition and investment strategies. The Board noted that the Systematic Opportunities Fund’s performance was in the fourth and third quartiles for the one- and three-year periods, respectively, and below the peer group median for each of those time periods. The Board further noted the impact of the change in the Systematic Opportunities Fund’s principal investment strategy on Fund performance. The Board noted that the Tactical Fund was in the first and fourth quartiles for the one- and three-year periods, respectively, and above the peer group median for the one-year period and below the peer group median for the three-year period. The Board took into account the current market conditions in the equity, bond and Treasury markets and their impact on each Fund’s performance as discussed with Q3 during its presentation.

Economies of Scale

The Board also considered the effect of each Fund’s growth and size on its performance and expenses. The Board noted that Q3 limited fees and/or reimbursed expenses for each Fund in order to reduce the Fund’s operating expenses to targeted levels. The Board considered the effective advisory fee under the Advisory Agreement as a percentage of assets at different asset levels and possible economies of scale that might be realized if the assets of a Fund increased. The Board noted that the advisory fee schedule for each Fund currently did not have breakpoints, and considered the Q3’s assertion that adding breakpoints was not appropriate at this time. The Board noted that if a Fund’s assets increase over time, the Fund might realize other economies of scale if assets increase proportionally more than certain other expenses.

Financial Condition of the Adviser and Adviser Profitability

Additionally, the Board took into consideration the financial condition and profitability of Q3 and the direct and indirect benefits derived by Q3 and its affiliates from their relationship with the Funds. The information considered by the Board included operating profit margin information for Q3’s business as a whole. The Board considered Q3’s commitment to contractually limit each Fund’s net operating expenses. The Board reviewed the profitability of Q3’s relationship with each Fund both before and after tax expenses, and also considered whether Q3 has the financial wherewithal to continue to provide services to the Funds, noting its ongoing commitment to provide support and resources to each Fund as needed.

Fall-Out Benefits

The Board also noted that Q3 derives benefits to its reputation and other benefits from its association with the Funds. The Board recognized that Q3 should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the entrepreneurial risk that it assumes as investment adviser. Based upon its review, the Board concluded that Q3’s level of profitability, if any, from its relationship with each Fund, was reasonable and not excessive.

29

Q3 ALL-SEASON FUNDS
ADDITIONAL INFORMATION (Unaudited) (Continued)

In considering the renewal of the Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors. The Trustees evaluated all information available to them. The Board concluded the following: (a) Q3 demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (b) Q3 maintains an appropriate compliance program; (c) the overall performance of each Fund is satisfactory relative to the performance of funds with similar investment objectives and relevant indices; and (d) the Funds’ advisory fees are reasonable in light of the services received by the Funds from Q3 and the other factors considered. Based on their conclusions, the Trustees determined with respect to each Fund that continuation of the Advisory Agreement was in the best interests of each Fund and its shareholders.

30

Q3 All-Season Active Rotation ETF

(QVOY)

Semi-Annual Financial Statements and
Additional Information

May 31, 2025
(Unaudited)

Q3 ALL-SEASON ACTIVE ROTATION ETF
SCHEDULE OF INVESTMENTS
May 31, 2025 (Unaudited)
EXCHANGE-TRADED FUNDS — 99.8%	Shares	Value
Specialty — 9.7%
Invesco CurrencyShares Euro Currency Trust	20,697	$2,170,494
Invesco CurrencyShares Japanese Yen Trust (a)	32,675	2,092,180
		4,262,674
Equity — 80.2%
Invesco QQQ Trust, Series 1	11,065	5,743,952
iShares MSCI USA Momentum Factor ETF	25,145	5,822,073
SPDR Portfolio Developed World ex-US ETF	137,855	5,488,008
Vanguard FTSE Europe ETF	82,870	6,361,101
Vanguard FTSE Pacific ETF	71,440	5,642,331
Vanguard Mid-Cap Growth ETF	23,045	6,182,052
		35,239,517
Fixed Income — 3.7%
iShares J.P. Morgan USD Emerging Markets Bond ETF	5,811	526,477
SPDR Bloomberg International Treasury Bond ETF	25,155	577,056
Vanguard Short-Term Corporate Bond ETF	6,500	514,085
		1,617,618
Commodity — 6.2%
SPDR Gold MiniShares Trust (a)	41,655	2,717,572

Investments at Value — 99.8% (Cost $41,865,512)		$43,837,381

Other Assets in Excess of Liabilities — 0.2%		101,342

Net Assets — 100.0%		$43,938,723

(a)	Non-income producing security.

See accompanying notes to financial statements.

1

Q3 ALL-SEASON ACTIVE ROTATION ETF
STATEMENT OF ASSETS AND LIABILITIES
May 31, 2025 (Unaudited)
ASSETS
Investments in securities:
At cost	$41,865,512
At value (Note 2)	$43,837,381
Cash (Note 2)	129,061
Interest receivable	756
Other assets	9,188
Total assets	43,976,386

LIABILITIES
Payable to Adviser (Note 4)	16,390
Payable to administrator (Note 4)	8,294
Other accrued expenses and liabilities	12,979
Total liabilities	37,663

NET ASSETS	$43,938,723

NET ASSETS CONSIST OF:
Paid-in capital	$44,737,144
Accumulated deficit	(798,421)
NET ASSETS	$43,938,723

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	1,750,000

Net asset value, offering price and redemption price per share (Note 2)	$25.11

See accompanying notes to financial statements.

2

Q3 ALL-SEASON ACTIVE ROTATION ETF
STATEMENT OF OPERATIONS
Six Months Ended May 31, 2025 (Unaudited)
INVESTMENT INCOME
Dividend income	$521,185
Interest income	12,427
533,612
EXPENSES
Management fees (Note 4)	166,609
Administration fees (Note 4)	35,574
Trustees’ fees and expenses (Note 4)	13,490
Legal fees	10,903
Custody fees	9,558
Fund accounting fees (Note 4)	9,032
Audit and tax services fees	8,550
Borrowing costs (Note 6)	8,293
Compliance fees (Note 4)	8,000
Transfer agent fees	6,022
Shareholder reporting expenses	4,193
Registration and filing fees	2,283
Other expenses	15,553
Total expenses	298,060
Management fees reduced by the adviser (Note 4)	(7,766)
Net expenses	290,294

NET INVESTMENT INCOME	243,318

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized losses from investment transactions	(2,930,898)
Net realized losses from in-kind transactions (Note 3)	(78,222)
Net change in unrealized appreciation (depreciation) on investments	385,275
NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS	(2,623,845)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,380,527)

See accompanying notes to financial statements.

3

Q3 ALL-SEASON ACTIVE ROTATION ETF
STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended	Year Ended
	May 31, 2025	November 30,
	(Unaudited)	2024
FROM OPERATIONS
Net investment income	$243,318	$498,912
Net realized gains (losses) from investment transactions	(2,930,898)	6,286,313
Net realized gains (losses) from in-kind transactions (Note 3)	(78,222)	425,203
Net change in unrealized appreciation (depreciation) on investments	385,275	(356,486)
Net increase (decrease) in net assets resulting from operations	(2,380,527)	6,853,942

FROM DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2)	(5,765,760)	(4,338,720)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares issued	5,226,876	20,330,790
Payments for shares redeemed	(16,858,897)	(30,788,451)
Net decrease in net assets from capital share transactions	(11,632,021)	(10,457,661)

TOTAL DECREASE IN NET ASSETS	(19,778,308)	(7,942,439)

NET ASSETS
Beginning of period	63,717,031	71,659,470
End of period	$43,938,723	$63,717,031

SHARE TRANSACTIONS
Shares issued	200,000	730,000
Shares redeemed	(660,000)	(1,110,000)
Net decrease in shares outstanding	(460,000)	(380,000)
Shares outstanding at beginning of period	2,210,000	2,590,000
Shares outstanding at end of period	1,750,000	2,210,000

See accompanying notes to financial statements.

4

Q3 ALL-SEASON ACTIVE ROTATION ETF
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period:

	Six Months
	Ended		Year Ended		Period Ended
	May 31, 2025		November 30,		November 30,
	(Unaudited)		2024		2023(a)
Net asset value at beginning of period	$28.83		$27.67		$25.00

Income from investment operations:
Net investment income (b)(c)	0.12		0.18		0.10
Net realized and unrealized gains (losses) on investments	(1.09)		2.63		2.68
Total from investment operations	(0.97)		2.81		2.78

Less distributions to shareholders from:
Net investment income	(0.16)		(0.05)		(0.11)
Net realized gains	(2.59)		(1.60)		—
Total distributions from shareholders	(2.75)		(1.65)		(0.11)

Net asset value at end of period	$25.11		$28.83		$27.67
Market price at end of period	$25.13		$28.81		$27.67

Total return (d)	(3.61	%) (e)	10.42%		11.19	% (e)
Total return at market (f)	(3.46	%) (e)	10.34%		11.19	% (e)

Net assets at end of period (000’s)	$43,939		$63,717		$71,659

Ratios/supplementary data:
Ratio of total expenses to average net assets (g)	1.17	% (h)(j)	0.96	% (j)	1.08	% (h)(j)
Ratio of net expenses to average net assets (g)(i)	1.13	% (h)(j)	0.96	% (j)	1.08	% (h)(j)
Ratio of net investment income to average net assets (c)(g)(i)	0.95	% (h)	0.64%		0.39	% (h)
Portfolio turnover rate (k)	328	% (e)	653%		581	% (e)

(a)	Represents the period from the commencement of operations (December 6, 2022) through November 30, 2023.

(b)	Per share net investment income has been determined on the basis of average number of shares outstanding during the period.

(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.

(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(e)	Not annualized.

(f)	Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., Cboe BZX) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.

(g)	The ratios of expense and net investment income to average net assets do not reflect the Fund’s proportionate share of expenses of the underlying investment companies in which the Fund invests.

(h)	Annualized.

(i)	Ratio was determined after fee reductions and/or expense reimbursements (Note 4).

(j)	Includes 0.03%(h), 0.02%, and 0.03%(h) of borrowing costs, for the periods ended May 31, 2025, November 30, 2024, and November 30, 2023, respectively (Note 6).

(k)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions (Note 3).

See accompanying notes to financial statements.

5

Q3 ALL-SEASON ACTIVE ROTATION ETF
NOTES TO FINANCIAL STATEMENTS
May 31, 2025 (Unaudited)

1.	Organization

Q3 All-Season Active Rotation ETF (the “Fund”) is a diversified series of Ultimus Managers Trust (the “Trust”), an open-end investment company established as an Ohio business trust under a Declaration of Trust dated February 28, 2012. Other series of the Trust are not incorporated in this report. The Fund commenced operations on December 6, 2022. The Fund is a “fund of funds,” in that the Fund will generally invest in other investment companies.

The Fund is an exchange-traded fund (“ETF”). The investment objective of the Fund is to seek to achieve long-term growth of capital.

Shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc. Market prices for the Shares may be different from their net asset value (“NAV”.) The Fund issues and redeems shares solely to certain financial institutions such as registered broker-dealers and banks that have entered into agreements with the Fund’s distributor (“Authorized Participants” or “APs”) on a continuous basis at net asset value per share (“NAV”) in aggregations of a specified number of shares called “Creation Units.” Creation Units generally are issued in exchange for a basket of securities (“Deposit Securities”), together with the deposit of a specified cash payment (“Balancing Amount”). Shares are not individually redeemable, but are redeemable only in Creation Unit aggregations, and generally in exchange for portfolio securities and a specified cash payment. A Creation Unit of the Fund consists of a block of shares.

The Fund has adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (“Topic 280”) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is Q3 Asset Management Corporation (the “Adviser”), the investment adviser of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

6

Q3 ALL-SEASON ACTIVE ROTATION ETF
NOTES TO FINANCIAL STATEMENTS (Continued)

2.	Significant Accounting Policies

The following is a summary of the Fund’s significant accounting policies. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

Securities valuation – The Fund values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. ETFs are valued at the securities last sale price on the primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. When using a quoted price and when the market is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value as determined by the Adviser, as the valuation designee, in accordance with procedures adopted by the Board of Trustees (the “Board”) pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”). Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s NAV may differ from quoted or published prices for the same securities.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure

7

Q3 ALL-SEASON ACTIVE ROTATION ETF
NOTES TO FINANCIAL STATEMENTS (Continued)

purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the Fund’s investments by the inputs used to value the investments as of May 31, 2025:

	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$43,837,381	$—	$—	$43,837,381
Total	$43,837,381	$—	$—	$43,837,381

Refer to the Fund’s Schedule of Investments for a listing of securities by sector and industry type. The Fund did not hold any derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the six months ended May 31, 2025.

Cash – The Fund’s cash, if any, is held in a bank account with balances which may exceed the Federal Deposit Insurance Corporation (FDIC) limit of $250,000. The cash balance reflected on the Statement of Assets and Liabilities for the Fund represents the amount held as of May 31, 2025.

Share valuation – Individual shares of an ETF may be purchased and sold only on a national securities exchange through a broker-dealer. Lack of liquidity in an ETF could result in the ETF being more volatile than its underlying securities. The price of such shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The market price of an ETF’s shares, like the price of any exchange-traded security, includes a “bid ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. The bid ask spread often increases significantly during times of market disruption, which means that, to the extent that the Fund invests directly in an ETF, the shares of that ETF may trade at a greater discount at a time when the Fund wishes to sell its shares.

Investment income – Dividend income is recorded on the ex-dividend date. Interest income, if any, is accrued as earned. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the security received.

Investment transactions – Investment transactions are accounted for on the trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

Common expenses – Common expenses of the Trust are allocated among the Fund and the other series of the Trust based on the relative net assets of each series, the number of series in the Trust, or the nature of the services performed and the relative applicability to each series.

8

Q3 ALL-SEASON ACTIVE ROTATION ETF
NOTES TO FINANCIAL STATEMENTS (Continued)

Distributions to shareholders – Dividends arising from net investment income, if any, are declared and paid quarterly to shareholders of the Fund. Net realized capital gains, if any, are distributed at least once each year. The amount of such dividends and distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date. The tax character of distributions paid to shareholders by the Fund during the periods ended May 31, 2025 and November 30, 2024 was as follows:

Period	Ordinary	Long-Term	Total
Ended	Income	Capital Gains	Distributions
5/31/2025	$5,765,760	$—	$5,765,760
11/30/2024	$4,338,720	$—	$4,338,720

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increase (decrease) in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal income tax – The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information was computed on a tax basis for each item as of November 30, 2024:

Tax cost of investments	$61,931,902
Gross unrealized appreciation	$2,709,868
Gross unrealized depreciation	(1,127,732)
Net unrealized appreciation	1,582,136
Undistributed ordinary income	5,765,730
Distributable earnings	$7,347,866

9

Q3 ALL-SEASON ACTIVE ROTATION ETF
NOTES TO FINANCIAL STATEMENTS (Continued)

The federal tax cost, unrealized appreciation (depreciation) as of May 31, 2025 is as follows:

Tax cost of portfolio investments	$43,281,094
Gross unrealized appreciation	$568,609
Gross unrealized depreciation	(12,322)
Net unrealized appreciation	$556,287

The difference between the federal income tax cost of investments and the financial statement cost of investments for the Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to losses deferred due to wash sales.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” of being sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions for the current and all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Fund identifies its major tax jurisdiction as U.S. Federal.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the six months ended May 31, 2025, the Fund did not incur any interest or penalties.

3.	Investment Transactions

During the six months ended May 31, 2025, cost of purchases and proceeds from sales of investment securities, excluding in-kind transactions and short-term investments, amounted to $170,959,911 and $176,418,759, respectively. Purchases and sales of in-kind transactions for the six months ended May 31, 2025 amounted to $5,121,082 and $16,714,358, respectively. There were realized losses of $78,222 from in-kind transactions during the six months ended May 31, 2025.

4.	Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

The Fund’s investments are managed by the Adviser pursuant to the terms of an Investment Advisory Agreement. The Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at the annual rate of 0.65% of average daily net assets. During the six months ended May 31, 2025, the Adviser earned $166,609 of fees under the Investment Advisory Agreement.

Pursuant to an Expense Limitation Agreement (“ELA”) between the Fund and the Adviser, the Adviser has contractually agreed, until March 31, 2026, to reduce the management fees and to reimburse Fund expenses to the extent necessary to limit Annual Fund Operating Expenses (exclusive of brokerage costs; taxes; interest; borrowing costs such

10

Q3 ALL-SEASON ACTIVE ROTATION ETF
NOTES TO FINANCIAL STATEMENTS (Continued)

as interest and dividend expenses on securities sold short; costs to organize the Fund; Acquired Fund fees and expenses; extraordinary expenses such as litigation and merger or reorganization costs; and other expenses not incurred in the ordinary course of the Fund’s business) to an amount not exceeding 1.09% of the Fund’s shares. Accordingly, during the six months ended May 31, 2025 the Adviser reduced its management fees in the amount of $7,766.

Under the terms of the ELA, management fee reductions and expense reimbursements by the Adviser are subject to repayment by the Funds for a period of three years after the date on which such fees and expenses were incurred, provided that the repayments do not cause Total Annual Operating Expenses (exclusive of such reductions and reimbursements) to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. As of May 31, 2025, the Adviser may seek repayment of management fee reductions and expense reimbursements no later than the dates below:

May 31, 2028	$7,766
Total	$7,766

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration and fund accounting services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies, and certain costs related to the pricing of the Fund’s portfolio securities.

Under the terms of a Consulting Agreement with the Trust, Northern Lights Compliance Services, LLC (“NLCS”) provides an Anti-Money Laundering Officer and Chief Compliance Officer to the Trust, as well as related compliance services. Under the terms of the agreement, NLCS receives fees from the Funds. NLCS is a wholly-owned subsidiary of Ultimus.

Under the terms of a Distribution Agreement with the Trust, Northern Lights Distributors, LLC (the “Distributor”) serves as the principal underwriter to the Fund. The Distributor is compensated by the Adviser for acting as principal underwriter.

Certain officers of the Trust are also officers of Ultimus and are not paid by the Fund for serving in such capacities.

TRUSTEE COMPENSATION

Each member of the Board who is not an “interested person” (as defined by the 1940 Act) of the Trust receives an annual retainer and meeting fees, plus reimbursement for travel and other meeting-related expenses.

11

Q3 ALL-SEASON ACTIVE ROTATION ETF
NOTES TO FINANCIAL STATEMENTS (Continued)

5.	Capital Share Transactions

Only certain financial institutions such as registered broker-dealers and banks that have entered into agreements with the Fund’s Distributor APs may acquire shares directly from the Fund and tender their shares for redemption directly to the Fund. Such purchases and redemptions are made at NAV per share and only in large blocks, or Creation Units, of shares. Purchases and redemptions directly with the Fund must follow the Fund’s procedures, which are described in the Fund’s Statement of Additional Information (“SAI”).

A creation transaction, which is subject to acceptance by the Fund’s Distributor and the Fund, generally takes place when an AP deposits into the Fund a designated portfolio of securities (“Deposit Securities”) (including any portion of such securities for which cash may be substituted) and a specified amount of cash approximating the holdings of the Fund in exchange for a specified number of Creation Units. The composition of such portfolio generally corresponds pro rata to the holdings of the Fund. However, the Fund may, in certain circumstances, offer Creation Units partially or solely for cash. Similarly, shares can be redeemed only in Creation Units, generally for a designated portfolio of securities (including any portion of such securities for which cash may be substituted) held by the Fund and a specified amount of cash. Except when aggregated in Creation Units, shares are not redeemable. The prices at which creations and redemptions occur are based on the next calculation of NAV after a creation or redemption order is received in an acceptable form under the AP agreement. Realized gains (losses) resulting from in-kind redemption of shares, if any, are reflected separately on the Statement of Operations.

The Fund charges APs standard creation and redemption transaction fees (“Transaction Fees”) to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. The standard creation and redemption transaction fees are set forth in the table below. The standard creation transaction fee is charged to the AP on the day such AP creates a Creation Unit, and is the same regardless of the number of Creation Units purchased by the AP on the applicable business day. Similarly, the standard redemption transaction fee is charged to the AP on the day such AP redeems a Creation Unit, and is the same regardless of the number of Creation Units redeemed by the AP on the applicable business day. Creations and redemptions for cash (when cash creations and redemptions (in whole or in part) are available or specified) are also subject to an additional charge (up to the maximum amounts shown in the table below). This charge is intended to compensate for brokerage, tax, foreign exchange, execution, price movement and other costs and expenses related to cash transactions (which may, in certain instances, be based on a good faith estimate of transaction costs). For the six months ended May 31, 2025, the Fund received $4,400 in transaction fees.

12

Q3 ALL-SEASON ACTIVE ROTATION ETF
NOTES TO FINANCIAL STATEMENTS (Continued)

The Transaction Fees for the Fund are listed in the table below:

Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchases*
$200	200 basis points (2.0)%

*	As a percentage of the amount invested.

6.	Borrowing costs

From time to time the Fund may have an overdrawn cash balance at the custodian due to redemptions or market movements. When this occurs, the Fund will incur borrowing costs charged by the custodian. Accordingly, during the six months ended May 31, 2025, the Fund incurred $8,293 in borrowing costs charged by the custodian.

7.	Investments in Other Investments Companies

The Fund may invest a significant portion of its assets in shares of one or more investment companies, including ETFs, open-end mutual funds and money market mutual funds. The Fund will incur additional indirect expenses (acquired fund fees and expenses) to the extent it invests in shares of other investment companies. As of May 31, 2025, the Fund had 99.8% of the value of its net assets invested in ETFs. The financial statements of these ETFs can be found at www.sec.gov.

8.	Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

9.	Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

13

Q3 ALL-SEASON ACTIVE ROTATION ETF
ADDITIONAL INFORMATION (Unaudited)

Changes in and/or Disagreements with Accountants

There were no changes in and/or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

The Board of Trustees (the “Board”), including the Independent Trustees voting separately, has reviewed and approved the continuance of the Q3 All-Season Active Rotation ETF’s (the “Fund”) Investment Advisory Agreement with Q3 Asset Management Corporation (the “Adviser” or “Q3”) for an additional one-year term (the “Advisory Agreement”). The Board approved the continuance of the Advisory Agreement at a meeting held on November 20, 2024, at which all of the Trustees were present (the “Meeting”).

Prior to the Meeting, the Adviser provided a response to a letter sent by the counsel to the Independent Trustees, on their behalf, requesting various information relevant to the Independent Trustees’ consideration of the renewal of the Advisory Agreement with respect to the Fund. In approving the continuance of the Advisory Agreement, the Independent Trustees considered all information they deemed reasonably necessary to evaluate the terms of the Agreement. The principal areas of review by the Independent Trustees were: (1) the nature, extent and quality of the services provided by the Adviser; (2) the investment performance of the Fund; (3) the costs of the services provided and profits realized by the Adviser from the Adviser’s relationship with the Fund; (4) the financial condition of the Adviser; (5) the fall out benefits derived by the Adviser and its affiliates (if any) from its relationship with the Fund and (6) the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s shareholders. The Independent Trustees’ evaluation of the quality of the Adviser’s services also took into consideration their knowledge gained through presentations and reports from the Adviser over the course of the preceding year. The Independent Trustees’ analysis of these factors is set forth below.

Nature, Extent and Quality of Services

The Board evaluated the level and depth of knowledge of Q3, including the professional experience and qualifications of senior personnel. In evaluating the quality of services provided by Q3, the Board took into account its familiarity with Q3’s management through Board meetings, discussions and reports during the preceding year. The Board also

14

Q3 ALL-SEASON ACTIVE ROTATION ETF
ADDITIONAL INFORMATION (Unaudited) (Continued)

took into account Q3’s compliance policies and procedures based on discussion with Q3 and the CCO. The quality of administrative and other services, including Q3’s role in coordinating the activities of the Fund’s other service providers, was also considered. They also noted that Q3 had no affiliated entities. The Board discussed the nature and extent of the services provided by Q3 including, without limitation, Q3’s provision of a continuous investment program for the Fund. The Board considered the qualifications and experience of Q3’s portfolio management which were responsible for the day-to-day management of the Fund. The Board also considered Q3’s succession planning for the portfolio managers of the Fund. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by Q3 under the Advisory Agreement.

Advisory Fees and Expenses and Comparative Accounts

The Board compared the advisory fee and total expense ratio for the Fund with various comparative data. In particular, the Board compared the Fund’s advisory fee and overall expense ratio to the median advisory fees and expense ratios for its custom peer group provided by Broadridge and fees charged to Q3’s other client accounts. In reviewing the comparison in fees and expense ratios between the Fund and comparable funds, the Board also considered the differences in types of funds being compared, the styles of investment management, the size of the Fund relative to the comparable funds, and the nature of the investment strategies. The Board also considered Q3’s commitment to limit the Fund’s expenses under the expense limitation agreement until at least March 31, 2026. The Board noted that the Fund’s advisory fee of 0.65% was below the peer group median and that the overall net expense ratio, was above the peer group median. The Board noted, however, Q3’s assertion that a peer group comparison was difficult to compile for the Fund due to the nature of tactical investing, as discussed in its 15(c) responses and presentation.

The Board also compared the fees paid by the Fund to the fees paid by other clients of Q3 and considered the similarities and differences in services received by such other clients as compared to the services received by the Fund. The Board noted that the Fund’s fees were lower than the fees charged to Q3’s separately managed account clients.

Fund Performance

The Board also considered, among other data, the Fund’s performance results during certain periods ended July 31, 2024, and noted that the Board reviews on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board noted the Fund’s performance was in the fourth quartile for the one-year period and below the peer group median. The Board took into account the current market conditions in the equity, bond and Treasury markets and their impact on the Fund’s performance as discussed with Q3 during its presentation.

15

Q3 ALL-SEASON ACTIVE ROTATION ETF
ADDITIONAL INFORMATION (Unaudited) (Continued)

Economies of Scale

The Board also considered the effect of the Fund’s growth and size on its performance and expenses. The Board noted that Q3 limited fees and/or reimbursed expenses for the Fund in order to reduce the Fund’s operating expenses to targeted levels. The Board considered the effective advisory fee under the Advisory Agreement as a percentage of assets at different asset levels and possible economies of scale that might be realized if the assets of the Fund increased. The Board noted that the advisory fee schedule for the Fund currently did not have breakpoints, and considered the Q3’s assertion that adding breakpoints was not appropriate at this time. The Board noted that if the Fund’s assets increase over time, the Fund might realize other economies of scale if assets increase proportionally more than certain other expenses.

Financial Condition of the Adviser and Adviser Profitability

Additionally, the Board took into consideration the financial condition and profitability of Q3 and the direct and indirect benefits derived by Q3 and its affiliates from their relationship with the Fund. The information considered by the Board included operating profit margin information for Q3’s business as a whole. The Board considered Q3’s commitment to contractually limit the Fund’s net operating expenses. The Board reviewed the profitability of Q3’s relationship with the Fund both before and after tax expenses, and also considered whether Q3 has the financial wherewithal to continue to provide services to the Fund, noting its ongoing commitment to provide support and resources to the Fund as needed.

Fall-Out Benefits

The Board also noted that Q3 derives benefits to its reputation and other benefits from its association with the Fund. The Board recognized that Q3 should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as investment adviser. Based upon its review, the Board concluded that Q3’s level of profitability, if any, from its relationship with the Fund, was reasonable and not excessive.

In considering the renewal of the Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors. The Trustees evaluated all information available to them. The Board concluded the following: (a) Q3 demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (b) Q3 maintains an appropriate compliance program; (c) the overall performance of the Fund is satisfactory relative to the performance of funds with similar investment objectives and relevant indices; and (d) the Fund’s advisory fees are reasonable in light of the services received by the Fund from Q3 and the other factors considered. Based on their conclusions, the Trustees determined with respect to the Fund that continuation of the Advisory Agreement was in the best interests of the Fund and its shareholders.

16

(b) Included in (a)

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7 for all Funds included in this filing.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

There has been no material changes to the manner in which shareholders may recommend nominees to the Registrant’s Board of Trustees or the Nominations & Governance Committee (the “Committee”). The Registrant does not have formal procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees. While the Registrant does not have formal procedure, the Committee shall to the extent required under applicable law, when identifying potential candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder.

Item 16.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

(a) Not applicable

(b) Not applicable

Item 19.	Exhibits.

(a)(1) Not required

(a)(2) Not applicable

(a)(3) A separate certification for each principle executive officer and principle financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CRF 270.30a-2(a)): Attached hereto

(a)(4) Not applicable

(a)(5) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 207.30a-2(b)): Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Ultimus Managers Trust

By (Signature and Title)*		/s/ Todd E. Heim
Todd E. Heim, President and Principal Executive Officer

Date	August 4, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Todd E. Heim
Todd E. Heim, President and Principal Executive Officer

Date	August 4, 2025

By (Signature and Title)*		/s/ Daniel D. Bauer
Daniel D. Bauer, Treasurer and Principal Financial Officer

Date	August 4, 2025

*   Print the name and title of each signing officer under his or her signature.